   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 1998
                                             REGISTRATION NOS. 33-86464/811-8862
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                             ---------------------

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    Pre-Effective Amendment No.                 [ ]
                    Post Effective Amendment No. 6              [X]
                                 and/or
           REGISTRATION STATEMENT UNDER THE INVESTMENT
                         COMPANY ACT OF 1940
                    Amendment No. 9                             [X]

                             ---------------------
                             AGA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------
                              NORI L. GABERT, ESQ.
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             PLEASE SEND COPIES OF
                             ALL COMMUNICATIONS TO:

                           JUDITH A. HASENAUER, ESQ.
                       BLAZZARD, GRODD & HASENAUER, P.C.
                                 P.O. BOX 5108
                               WESTPORT, CT 06881
                             ---------------------
         It is proposed that this filing will become effective:

         ___  immediately upon filing pursuant to paragraph (b) of Rule 485

         [X]  on October 28, 1998 pursuant to paragraph (b) of Rule 485

         ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___  on (date) pursuant to paragraph (a)(1) of Rule 485

                TITLE OF SECURITIES BEING REGISTERED: Individual
                           Variable Annuity Contracts

                SEQUENTIAL NUMBER SYSTEM: PAGE ___ OF ___ PAGES
                  EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER ___
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                             (REQUIRED BY RULE 495)

ITEM NO.                                                            LOCATION
--------                                                            --------
                                           PART A
 Item 1.  Cover Page..............................  Cover Page
 Item 2.  Definitions.............................  Definitions
 Item 3.  Synopsis................................  Highlights
 Item 4.  Condensed Financial Information.........  Condensed Financial Information
 Item 5.  General Description of Registrant,
            Depositor, and Portfolio Companies....  The Company; The Separate Account;
                                                      Investment Options
 Item 6.  Deductions and Expenses.................  Charges and Deductions
 Item 7.  General Description of Variable Annuity
            Contracts.............................  The Contracts
 Item 8.  Annuity Period..........................  Annuity Provisions
 Item 9.  Death Benefit...........................  Proceeds Payable on Death
Item 10.  Purchases and Contract Value............  Purchase Payments and Contract Value
Item 11.  Redemptions.............................  Withdrawals
Item 12.  Taxes...................................  Federal Tax Status
Item 13.  Legal Proceedings.......................  Legal Proceedings
Item 14.  Table of Contents of the Statement of
            Additional Information................  Table of Contents of the Statement of
                                                      Additional Information
                                           PART B
Item 15.  Cover Page..............................  Cover Page
Item 16.  Table of Contents.......................  Table of Contents
Item 17.  General Information and History.........  The Company
Item 18.  Services................................  Not Applicable
Item 19.  Purchase of Securities Being Offered....  Not Applicable
Item 20.  Underwriters............................  Distributor
Item 21.  Calculation of Performance Data.........  Performance Information
Item 22.  Annuity Payments........................  Annuity Provisions
Item 23.  Financial Statements....................  Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                             AGA SEPARATE ACCOUNT A
                       (FORMERLY, WNL SEPARATE ACCOUNT A)

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
              (FORMERLY, WESTERN NATIONAL LIFE INSURANCE COMPANY)

                       SUPPLEMENT DATED OCTOBER 28, 1998

The Prospectus to which this supplement is attached is hereby amended in the following manner:

The Portfolios listed below are currently not available to Owners:

     - AIM V.I. Diversified Income Fund;

     - AIM V.I. Capital Appreciation Fund;

     - Oppenheimer High Income Fund;

     - Oppenheimer Growth Fund;

     - Oppenheimer Small Cap Growth Fund;

     - Oppenheimer Growth & Income Fund;

     - Mutual Discovery Investments Fund;

     - Templeton Developing Markets Fund; and

     - Templeton International Fund.

                                ELITEPLUS BONUS
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                OCTOBER 28, 1998



                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY


                             AGA SEPARATE ACCOUNT A

                         Prospectus inside front cover

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
              (FORMERLY, WESTERN NATIONAL LIFE INSURANCE COMPANY)


Executive Office:                                        Annuity Service Office:

2929 Allen Parkway                                            205 E. 10th Avenue
Houston, TX 77019                                             Amarillo, TX 79101
                                                                  1-800-424-4990

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                        WITH FLEXIBLE PURCHASE PAYMENTS
                                   ISSUED BY

                             AGA SEPARATE ACCOUNT A
                       (FORMERLY, WNL SEPARATE ACCOUNT A)
                                      AND

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
              (FORMERLY, WESTERN NATIONAL LIFE INSURANCE COMPANY)


     The Individual Fixed and Variable Deferred Annuity Contracts with Flexible Purchase Payments (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed or variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions.")



     Purchase Payments for the Contracts will be allocated to a segregated investment account of American General Annuity Insurance Company (the "Company"), which account has been designated AGA Separate Account A (the "Separate Account"), or to the Company's General Account. Under certain circumstances, however, Purchase Payments initially may be allocated to the State Street Global Advisors Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of AGA Series Trust (formerly, WNL Series Trust); AIM Variable Insurance Funds, Inc.; Oppenheimer Variable Account Funds; and Templeton Variable Products Series Fund. (See "Investment Options.") AGA Series Trust is a series fund with seven Portfolios currently available: Credit Suisse Growth and Income Portfolio, Credit Suisse International Equity Portfolio, EliteValue Portfolio, State Street Global Advisors Growth Equity Portfolio, State Street Global Advisors Money Market Portfolio, Salomon Brothers U.S. Government Securities Portfolio, and Van Kampen American Capital Emerging Growth Portfolio. Prior to May 1, 1998, the Credit Suisse Growth and Income Portfolio was known as the BEA Growth and Income Portfolio, the EliteValue Portfolio was known as the EliteValue Asset Allocation Portfolio, the State Street Global Advisors Growth Equity Portfolio was known as the Global Advisors Growth Equity Portfolio and the State Street Global Advisors Money Market Portfolio was known as the Global Advisors Money Market Portfolio. AIM Variable Insurance Funds, Inc. is a series fund with the following Portfolios available: AIM V.I. Diversified Income Fund and AIM V.I. Capital Appreciation Fund. Oppenheimer Variable Account Funds is a series fund with the following Portfolios available: Oppenheimer High Income Fund, Oppenheimer Growth Fund, Oppenheimer Small Cap Growth Fund and Oppenheimer Growth & Income Fund. Class 2 shares of the following portfolios of Templeton Variable Products Series Fund are available: Mutual Discovery Investments Fund, Templeton Developing Markets Fund and Templeton International Fund.



     The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.



     This Prospectus concisely sets forth the information for a prospective investor. Additional information about the Contracts is contained in the Statement of Additional Information dated October 28, 1998 (the "SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI can be found on Page 39 of this Prospectus. For a free copy of the SAI, call 1-800-424-4990 or write to the Company's Annuity Service Office at the address listed above.


INQUIRIES:


     Any inquiries can be made by telephone or in writing to the Annuity Service Office listed above.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     This Prospectus and the SAI are dated October 28, 1998.



     This Prospectus should be kept for future reference.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................    1
HIGHLIGHTS..................................................    3
FEE TABLES..................................................    5
CONDENSED FINANCIAL INFORMATION.............................   11
THE COMPANY.................................................   13
THE SEPARATE ACCOUNT........................................   13
INVESTMENT OPTIONS..........................................   13
  AGA Series Trust..........................................   13
  AIM Variable Insurance Funds, Inc.........................   14
  Oppenheimer Variable Account Funds........................   14
  Templeton Variable Products Series Fund...................   14
  Voting Rights.............................................   15
  Substitution of Securities................................   15
CHARGES AND DEDUCTIONS......................................   15
  Deduction for Contingent Deferred Sales Charge (Sales
     Load)..................................................   15
  Reduction or Elimination of the Contingent Deferred Sales
     Charge.................................................   16
  Deduction for Mortality and Expense Risk Charge...........   16
  Deduction for Enhanced Death Benefit Charge...............   17
  Deduction for Annual Step-Up Death Benefit Charge.........   17
  Deduction for Administrative Charge.......................   17
  Deduction for Contract Maintenance Charge.................   17
  Deduction for Premium and Other Taxes.....................   17
  Deduction for Expenses of the Investment Options..........   18
THE CONTRACTS...............................................   18
  Owner.....................................................   18
  Joint Owners..............................................   18
  Annuitant.................................................   18
  Assignment................................................   19
PURCHASE PAYMENTS AND CONTRACT VALUE........................   19
  Purchase Payments.........................................   19
  Allocation of Purchase Payments...........................   19
  Bonus.....................................................   20
  Dollar Cost Averaging.....................................   20
  Contract Value............................................   20
  Accumulation Units........................................   20
  Accumulation Unit Value...................................   21
TRANSFERS...................................................   21
  Transfers Prior to the Annuity Date.......................   21
  Transfers During the Annuity Period.......................   22
  Sweep Account Program.....................................   23
ASSET ALLOCATION PROGRAMS...................................   23
  Asset Allocation -- Portfolio Rebalancing.................   23
  Asset Allocation -- Financial Intermediaries..............   23
WITHDRAWALS.................................................   24
  Systematic Withdrawal Option..............................   25
  Texas Optional Retirement Program.........................   25
  Suspension or Deferral of Payments........................   25
PROCEEDS PAYABLE ON DEATH...................................   26
  Death of Owner During the Accumulation Period.............   26

                                                              PAGE
                                                              ----
  Death Benefit Amount During the Accumulation Period
     (Standard Death Benefit)...............................   26
  Enhanced Death Benefit Amount During the Accumulation
     Period.................................................   26
  Annual Step-Up Death Benefit Amount During the
     Accumulation Period....................................   27
  Death Benefit Options During the Accumulation Period......   27
  Death of Owner During the Annuity Period..................   28
  Death of Annuitant........................................   28
  Payment of Death Benefit..................................   28
  Beneficiary...............................................   28
  Change of Beneficiary.....................................   28
ANNUITY PROVISIONS..........................................   29
  General...................................................   29
  Annuity Date..............................................   29
  Selection or Change of an Annuity Option..................   29
  Frequency and Amount of Annuity Payments..................   29
  Annuity...................................................   29
  Fixed Annuity.............................................   29
  Variable Annuity..........................................   30
  Annuity Options...........................................   30
DISTRIBUTOR.................................................   30
ADMINISTRATION OF THE CONTRACTS.............................   30
PERFORMANCE INFORMATION.....................................   31
  Money Market Sub-Account..................................   31
  Other Sub-Accounts........................................   31
FEDERAL TAX STATUS..........................................   32
  General...................................................   32
  Diversification...........................................   33
  Multiple Contracts........................................   34
  Contracts Owned by Other than Natural Persons.............   34
  Tax Treatment of Assignments..............................   34
  Income Tax Withholding....................................   34
  Tax Treatment of Withdrawals -- Non-Qualified Contracts...   34
  Qualified Plans...........................................   35
  Tax Treatment of Withdrawals -- Qualified Contracts.......   37
  Tax-Sheltered Annuities -- Withdrawal Limitations.........   37
  Section 457 -- Deferred Compensation Plans................   38
YEAR 2000 RISKS.............................................   38
FINANCIAL STATEMENTS........................................   38
LEGAL PROCEEDINGS...........................................   38
TABLE OF CONTENTS OF THE SAI................................   39

                                  DEFINITIONS

     ACCUMULATION PERIOD: The period during which Purchase Payments may be made prior to the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to determine the value of the Owner's interest in a Sub-Account of the Separate Account during the Accumulation Period.

     ADJUSTED CONTRACT VALUE: The Contract Value less any applicable premium tax and Contract Maintenance Charge. This amount is applied to the applicable Annuity Tables to determine Annuity Payments.

     ADMINISTRATIVE CHARGE: A deduction from the Separate Account which equals, on an annual basis, .15% of the average daily net asset value of the Separate Account.

     AGE: The age of any Owner or Annuitant on his/her last birthday.

     ANNUITANT: The natural person on whose life Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any Joint Annuitant.

     ANNUITY DATE: The date on which Annuity Payments begin.

     ANNUITY OPTIONS: Options available for Annuity Payments.

     ANNUITY PAYMENTS: The series of payments made to the Owner or any named payee after the Annuity Date under the Annuity Option selected.

     ANNUITY PERIOD: The period of time beginning with the Annuity Date during which the Annuity Payments are made.

     ANNUITY SERVICE OFFICE: The office indicated on the Cover Page of this Prospectus to which notices and requests must be sent.

     ANNUITY UNIT: A unit of measure used to calculate Variable Annuity payments during the Annuity Period.

     BENEFICIARY: The person(s) or entity(ies) who/that will receive the death benefit.


     BONUS: An additional amount paid by the Company, equal to 1% of the initial Purchase Payment and, as of June 1, 1998, subject to state regulatory approval, an amount equal to 1% of certain subsequent Purchase Payments. The Bonus will be paid for subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts or $2,000 for Qualified Contracts. The Bonus will not be paid for subsequent Purchase Payments made prior to June 1, 1998. A Bonus is recapturable by the Company under certain circumstances. See the discussion of the Bonus in this Prospectus for more information.


     COMPANY: American General Annuity Insurance Company (formerly, Western National Life Insurance Company).

     CONTRACT ANNIVERSARY: An anniversary of the Issue Date.

     CONTRACT VALUE: The sum of the Owner's interest in the General Account and the Sub-Accounts of the Separate Account during the Accumulation Period.

     CONTRACT YEAR: The first Contract Year is the annual period which begins on the Issue Date. Subsequent Contract Years begin on each Contract Anniversary.

     FIXED ANNUITY: A series of payments made during the Annuity Period that are guaranteed as to dollar amount by the Company.

     GENERAL ACCOUNT: The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

     INVESTMENT OPTION: An investment entity into which assets of the Separate Account will be invested.

     ISSUE DATE: The date on which the Contract became effective.

     MORTALITY AND EXPENSE RISK CHARGE: An amount deducted by the Company from the Separate Account each Valuation Period which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account.

     NON-QUALIFIED CONTRACTS: Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

     OWNER: The person or entity entitled to the ownership rights stated in the Contract.

     PORTFOLIO: A segment of an Investment Option which constitutes a separate and distinct class of shares.

     PURCHASE PAYMENT: A payment made by or on behalf of an Owner with respect to the Contract.

     QUALIFIED CONTRACTS: Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

     SEPARATE ACCOUNT: The Company's Separate Account designated as AGA Separate Account A.

     SUB-ACCOUNT: Separate Account assets are divided into Sub-Accounts. Assets of each Sub-Account will be invested in shares of an Investment Option or a Portfolio of an Investment Option.

     VALUATION DATE: Each day on which the Company and the New York Stock Exchange ("NYSE") are open for business. There may be dates when the New York Stock Exchange is open for business and the Company is closed. The day after Thanksgiving is the only such date. On such date, Owners will not have access to their accounts and therefore, no transactions will be processed for the Separate Account on such date. The Company will be closed each day that the New York Stock Exchange is closed for business.

     VALUATION PERIOD: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

     VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Separate Account.

     WRITTEN REQUEST: A request in writing, in a form satisfactory to the Company, which is received by the Annuity Service Office, at the office listed above.

                                   HIGHLIGHTS


     Purchase Payments for the Contracts will be allocated to a segregated investment account of American General Annuity Insurance Company (the "Company"), which account has been designated AGA Separate Account A (the "Separate Account"), or to the Company's General Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the State Street Global Advisors Money Market Sub-Account of the Separate Account (see below). The Separate Account invests in shares of the Investment Options. Owners bear the investment risk for all amounts allocated to the Separate Account.



     The Contract may be returned to the Company for any reason within 10 calendar days after its receipt by the Owner (or, if the Contract is issued in California, 30 calendar days after the date of receipt if the Owner is 60 years old as of the Issue Date, or 20 calendar days of the date of receipt with respect to the circumstances described in (c) below). (See "Right to Examine.") It may be returned to the Company at its Annuity Service Office, or to the agent through whom it was purchased. When the Contract is received by the Company at its Annuity Service Office, it will be voided as if it had never been in force. Upon its return, the Company will refund the Contract Value, less the Bonus (see "Bonus" on page 20) next computed after receipt of the Contract by the Company at its Annuity Service Office, except in the following circumstances: (a) when the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b), and (c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, less the Bonus, and will allocate initial Purchase Payments to the State Street Global Advisors Money Market Sub-Account until the expiration of 15 days from the Issue Date (or 25 days in the case of Contracts described under (c) above). Upon the expiration of the 15-day period (or 25-day period with respect to Contracts described under (c) above), the Sub-Account value of the State Street Global Advisors Money Market Sub-Account will be allocated to the Separate Account and the General Account in accordance with the election made by the Owner in the Application.



     Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge.")



     An Owner may choose between the Standard Death Benefit, the Enhanced Death Benefit or, for Contracts issued on or after June 1, 1998, the Annual Step-Up Death Benefit.


     If the Owner selects the Enhanced Death Benefit, each Valuation Period prior to the 75th birthday of the Owner, or oldest Joint Owner, the Company deducts an Enhanced Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .05% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Enhanced Death Benefit. (See "Charges and Deductions -- Deduction for Enhanced Death Benefit Charge.")

     If the Owner selects the Annual Step-Up Death Benefit, each Valuation Period prior to the 75th birthday of the Owner, or Oldest Joint Owner, the Company deducts an Annual Step-Up Death Benefit charge from the Separate Account which is equal, on an annual basis, to .10% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Annual Step-Up Death Benefit. (See "Charges and Deduction -- Deduction for Annual Step-Up Death Benefit.") This benefit may not be available in your state. (Check with your registered representative regarding availability.)

     Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge.")

     On each Contract Anniversary, the Company deducts a Contract Maintenance Charge of $30 from the Contract Value by subtracting values from the General Account and/or by canceling Accumulation Units from each applicable Sub-Account. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the Contract Maintenance Charge will be deducted pro rata from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. (See "Charges and Deductions -- Deduction for Contract Maintenance Charge.")


     Premium taxes will be charged against the Contract. Some states assess premium taxes when Purchase Payments are made. Other states assess premium taxes upon annuitization. It is the Company's current practice to deduct for premium taxes when they become due and payable to the states. (See "Charges and Deductions -- Deduction for Premium and Other Taxes.")


     The Company will, at the time of the initial Purchase Payment and, as of June 1, 1998 (subject to state regulatory approval), for certain subsequent Purchase Payments, add an additional amount as a bonus (the "Bonus"), equal to 1% of such Purchase Payment made under the Contract. A Bonus will be paid for subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts or $2,000 for Qualified Contracts. The Bonus will not be paid for subsequent Purchase Payments made prior to June 1, 1998. Such additional amount will be allocated to the Sub-Accounts of the Separate Account and/or the General Account in the same manner as the Purchase Payment. If the Owner makes a withdrawal prior to the seventh Contract year after any applicable Purchase Payment in excess of (a) 10% of the Contract Value each Contract Year or (b) the amount permitted under the Systematic Withdrawal Option (see "Withdrawals -- Systematic Withdrawal Option"), an amount equal to the Bonus allocable to such Purchase Payment withdrawn will be deducted by the Company from the Contract Value. (See "Purchase Payments and Contract Value -- Bonus.")


     There is a 10% federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, under certain circumstances, the penalty is not imposed. (See "Federal Tax Status -- Tax Treatment of Withdrawals -- Non-Qualified Contracts" and "Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Federal Tax Status."

     For Contracts purchased in connection with 403(b) plans, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Internal Revenue Code) are limited to circumstances only when the Owner: (a) attains age 59 1/2; (b) separates from service; (c) dies; (d) becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code); or (e) in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (a) salary reduction contributions made after December 31, 1988; (b) income attributable to such contributions; and (c) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Federal Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Federal Tax Status -- Tax-Sheltered Annuities -- Withdrawal Limitations.")

     See "Federal Tax Status -- Diversification" for a discussion of owner control of the underlying investments in a Variable Annuity contract.

     Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these acts, and the Company has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account.

Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


                        AGA SEPARATE ACCOUNT A FEE TABLE


                      CONTRACT OWNER TRANSACTION EXPENSES


                                      LENGTH OF TIME                     CHARGE
                                   FROM PURCHASE PAYMENT          (AS A PERCENTAGE OF
CONTINGENT DEFERRED SALES CHARGE     (NUMBER OF YEARS)             AMOUNT WITHDRAWN)
       (SEE NOTE 2 BELOW)          ---------------------          -------------------
                                          1                                5%
                                          2                                5%
                                          3                                5%
                                          4                                4%
                                          5                                3%
                                          6                                2%
                                          7                                1%
                                      8 or more                            0%
Transfer Fee (see Note 3
  below).........................                                         None
Contract Maintenance Charge (see
  Note 4 below)..................                          $30 per Contract per Contract Year


                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Charge...........................  1.25%
Administrative Charge.......................................   .15%
                                                              ----
Total Separate Account Annual Expenses......................  1.40%

                   OPTIONAL SEPARATE ACCOUNT ANNUAL EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Enhanced Death Benefit Charge (see Note 5 below)............  .05%
Annual Step-Up Death Benefit Charge (see Note 5 below)......  .10%


                       INVESTMENT OPTION ANNUAL EXPENSES

        (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF A PORTFOLIO)


AGA SERIES TRUST



                                                                       OTHER EXPENSES    TOTAL ANNUAL
                                                         MANAGEMENT    (AFTER EXPENSE     PORTFOLIOS
                                                           FEES*      REIMBURSEMENT)**     EXPENSES
                                                         ----------   ----------------   ------------
Credit Suisse Growth and Income Portfolio..............      .75%           .12%              .87%
Credit Suisse International Equity Portfolio...........      .90%           .12%             1.02%
EliteValue Portfolio...................................      .65%           .12%              .77%
State Street Global Advisors Growth Equity Portfolio...      .61%           .12%              .73%
State Street Global Advisors Money Market Portfolio....      .45%           .12%              .57%
Salomon Brothers U.S. Government Securities
  Portfolio............................................     .475%           .12%             .595%
Van Kampen American Capital Emerging Growth
  Portfolio............................................      .75%           .12%              .87%


---------------

 * AGA Investment Advisory Services, Inc., the Trust's investment adviser ("Adviser"), agreed to waive that portion of its management fees which is in excess of the amount payable by the Adviser to each Sub-Adviser pursuant to the respective sub-advisory agreements for each Portfolio until May 1, 1998. Thereafter, the fees shown in the table above will be charged. (See the Trust prospectus for more information on advisory and sub-advisory fees.) The examples below are calculated based upon the deduction of the full management fees.

** The Company has undertaken to reimburse each Portfolio for all operating expenses, excluding management fees, that exceed .12% of each Portfolio's average daily net assets until May 1, 1999. Had the Company not reimbursed such expenses for the year ended December 31, 1997, the ratio of other expenses as a percentage of average net assets of each Portfolio would have been: 2.51% for the Credit Suisse Growth and Income Portfolio; 4.16% for the Credit Suisse International Equity Portfolio; 2.11% for the EliteValue Portfolio; 2.68% for the State Street Global Advisors Growth Equity Portfolio; 3.72% for the State Street Global Advisors Money Market Portfolio; 4.36% for the Salomon Brothers U.S. Government Securities Portfolio; and 4.90% for the Van Kampen American Capital Emerging Growth Portfolio. The examples below are calculated based upon such reimbursement of expenses.


AIM VARIABLE INSURANCE FUNDS, INC.



                                                                                        TOTAL ANNUAL
                                                     MANAGEMENT FEES   OTHER EXPENSES     EXPENSES
                                                     ---------------   --------------   ------------
AIM V.I. Diversified Income Fund*..................        .60%             .20%            .80%
AIM V.I. Capital Appreciation Fund*................        .63%             .05%            .68%


---------------


* A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to .25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.



OPPENHEIMER VARIABLE ACCOUNT FUNDS



                                                                                        TOTAL ANNUAL
                                                     MANAGEMENT FEES   OTHER EXPENSES     EXPENSES
                                                     ---------------   --------------   ------------
Oppenheimer High Income Fund.......................        .75%             .07%            .82%
Oppenheimer Growth Fund............................        .73%             .02%            .75%
Oppenheimer Small Cap Growth Fund*.................        .75%             .08%            .83%
Oppenheimer Growth & Income fund...................        .75%             .08%            .83%


---------------


  * Because the Small Cap Growth Fund did not commence operations until May 1, 1998, figures (other than management fees) are estimates for 1998 based on historical expenses of other small capitalization growth funds.



TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 2 SHARES



                                                                                        TOTAL FUND
                                                                                         OPERATING
                                                MANAGEMENT   12B-1       OTHER        EXPENSES (AFTER
                                                   FEES      FEES       EXPENSES      REIMBURSEMENT)
                                                ----------   -----   --------------   ---------------
Mutual Discovery Investments Fund*............      .40%      .25%        .60%             1.25%
Templeton Developing Markets Fund**...........     1.25%      .25%        .33%             1.83%
Templeton International Fund***...............      .69%      .25%        .19%             1.13%


---------------


  * The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be .80%, .25%, .60% and 1.65%, respectively.



 ** Class 2 shares of the Fund has a distribution plan or "Rule 12b-1 plan".
    Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 fees) are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.



*** Class 2 shares of the Fund has a distribution plan or "Rule 12b-1 plan".
    Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 fees) are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Fund Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower.


                                    EXAMPLES

       CALCULATED WITHOUT ENHANCED DEATH BENEFIT CHARGE OR ANNUAL STEP-UP
                                 BENEFIT CHARGE


     A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period or (b) if the Contract is not surrendered or if the Contract is annuitized.



                                                                           TIME PERIODS
                                                            -------------------------------------------
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ------   -------   -------   --------
Credit Suisse Growth and Income Sub-Account...............  a)     $75      $125      $161       $278
                                                            b)      25        76       131        278
Credit Suisse International Equity Sub-Account............  a)      76       130       168        293
                                                            b)      26        81       138        293
Elite Value Sub-Account...................................  a)      67       104       122        199
                                                            b)      17        54        92        199
State Street Global Advisors Growth Equity                  a)      73       121       153        263
  Sub-Account.............................................  b)      23        72       123        263
State Street Global Advisors Money Market                   a)      72       117       145        247
  Sub-Account.............................................  b)      22        67       115        247
Salomon Brothers                                            a)      75       125       161        278
  U.S. Government Securities Sub-Account..................  b)      25        76       131        278
Van Kampen American Capital                                 a)      72       117       147        250
  Emerging Growth Sub-Account.............................  b)      22        68       117        250
AIM V.I. Diversified Income Sub-Account...................  a)      74       123        --         --
                                                            b)      24        74        --         --
AIM V.I. Capital Appreciation Sub-Account.................  a)      73       120        --         --
                                                            b)      23        71        --         --
Oppenheimer High Income Sub-Account.......................  a)      74       124        --         --
                                                            b)      24        75        --         --
Oppenheimer Growth Sub-Account............................  a)      74       122        --         --
                                                            b)      24        73        --         --
Oppenheimer Small Cap Growth Sub-Account..................  a)      74       124        --         --
                                                            b)      24        75        --         --
Oppenheimer Growth & Income Sub-Account...................  a)      74       124        --         --
                                                            b)      24        75        --         --
Mutual Discovery Investments Sub-Account..................  a)      79       136        --         --
                                                            b)      29        88        --         --
Templeton Developing Markets Sub-Account..................  a)      84       152        --         --
                                                            b)      34       105        --         --
Templeton International Sub-Account.......................  a)      77       133        --         --
                                                            b)      27        84        --         --

                 CALCULATED WITH ENHANCED DEATH BENEFIT CHARGE
 (SEE "CHARGES AND DEDUCTIONS -- DEDUCTION FOR ENHANCED DEATH BENEFIT CHARGE.")


     A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period or (b) if the Contract is not surrendered or if the Contract is annuitized.



                                                                           TIME PERIODS
                                                            -------------------------------------------
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ------   -------   -------   --------
Credit Suisse Growth and Income Sub-Account...............  a)     $75      $127      $163       $283
                                                            b)      25        78       133        283
Credit Suisse International Equity Sub-Account............  a)      77       131       171        298
                                                            b)      27        82       141        298
Elite Value Sub-Account...................................  a)      68       105       125        205
                                                            b)      18        55        95        205
State Street Global Advisors Growth Equity                  a)      74       123       156        269
  Sub-Account.............................................  b)      24        74       126        269
State Street Global Advisors Money Market                   a)      72       118       148        252
  Sub-Account.............................................  b)      22        69       118        252
Salomon Brothers                                            a)      75       127       163        283
  U.S. Government Securities Sub-Account..................  b)      25        78       133        283
Van Kampen American Capital                                 a)      73       119       149        255
  Emerging Growth Sub-Account.............................  b)      23        70       119        255
AIM V.I. Diversified Income Sub-Account...................  a)      75       125        --         --
                                                            b)      25        76        --         --
AIM V.I. Capital Appreciation Sub-Account.................  a)      73       121        --         --
                                                            b)      23        72        --         --
Oppenheimer High Income Sub-Account.......................  a)      75       125        --         --
                                                            b)      25        76        --         --
Oppenheimer Growth Sub-Account............................  a)      74       123        --         --
                                                            b)      24        74        --         --
Oppenheimer Small Cap Growth Sub-Account..................  a)      75       126        --         --
                                                            b)      25        77        --         --
Oppenheimer Growth & Income Sub-Account...................  a)      75       126        --         --
                                                            b)      25        77        --         --
Mutual Discovery Investments Sub-Account..................  a)      79       137        --         --
                                                            b)      29        89        --         --
Templeton Developing Markets Sub-Account..................  a)      85       154        --         --
                                                            b)      35       106        --         --
Templeton International Sub-Account.......................  a)      78       134        --         --
                                                            b)      28        86        --         --

              CALCULATED WITH ANNUAL STEP-UP DEATH BENEFIT CHARGE
   (SEE "CHARGES AND DEDUCTIONS -- DEDUCTION FOR ANNUAL STEP-UP DEATH BENEFIT
                                   CHARGE.")


     A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period or (b) if the Contract is not surrendered or if the Contract is annuitized.



                                                                           TIME PERIODS
                                                            -------------------------------------------
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ------   -------   -------   --------
Credit Suisse Growth and Income Sub-Account...............  a)     $76      $128      $166       $288
                                                            b)      26        79       136        288
Credit Suisse International Equity Sub-Account............  a)      77       132       173        302
                                                            b)      27        84       143        302
EliteValue Sub-Account....................................  a)      68       106       127        210
                                                            b)      18        57        97        210
State Street Global Advisors Growth Equity                  a)      74       124       159        274
  Sub-Account.............................................  b)      24        75       129        274
State Street Global Advisors Money Market                   a)      73       119       150        257
  Sub-Account.............................................  b)      23        70       120        257
Salomon Brothers                                            a)      76       128       166        288
  U.S. Government Securities Sub-Account..................  b)      26        79       136        288
Van Kampen American Capital                                 a)      73       120       152        260
  Emerging Growth Sub-Account.............................  b)      23        71       122        260
AIM V.I. Diversified Income Sub-Account...................  a)      75       126        --         --
                                                            b)      25        77        --         --
AIM V.I. Capital Appreciation Sub-Account.................  a)      74       123        --         --
                                                            b)      24        74        --         --
Oppenheimer High Income Sub-Account.......................  a)      75       127        --         --
                                                            b)      25        78        --         --
Oppenheimer Growth Sub-Account............................  a)      75       125        --         --
                                                            b)      25        76        --         --
Oppenheimer Small Cap Growth Sub-Account..................  a)      75       127        --         --
                                                            b)      25        78        --         --
Oppenheimer Growth & Income Sub-Account...................  a)      75       127        --         --
                                                            b)      25        78        --         --
Mutual Discovery Investments Sub-Account..................  a)      80       139        --         --
                                                            b)      30        91        --         --
Templeton Developing Markets Sub-Account..................  a)      85       155        --         --
                                                            b)      35       108        --         --
Templeton International Sub-Account.......................  a)      78       135        --         --
                                                            b)      28        87        --         --


NOTES TO FEE TABLE AND EXAMPLES


1. The purpose of the Fee Table is to assist Owners in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for the Investment Options. The Fee Table reflects expenses of the Separate Account as well as the Investment Options.


2. After the first Contract Anniversary, a withdrawal of up to 10% of the Contract Value, determined as of the immediately preceding Contract Anniversary, may be withdrawn once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge. The Systematic Withdrawal Option may be selected in lieu of the 10% free withdrawal amount. (See "Withdrawals -- Systematic Withdrawal Option.")

3. Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose such a fee in the future which will not exceed the lesser of $25 or 2% of the amount transferred.

4. During the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the full charge will be deducted regardless of Contract size.


5. An Owner may elect one of the following death benefits: the Standard Death Benefit, the Enhanced Death Benefit or, for Contracts issued on or after June 1, 1998, the Annual Step-Up Death Benefit. There are three sets of Examples above. One set has been calculated for the Standard Death Benefit, another with the Enhanced Death Benefit Charge and a third with the Annual Step-Up Death Benefit Charge. In certain states, the Annual Step-Up Death Benefit may not be available.


6. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions -- Deduction for Premium and Other Taxes.")


7. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


                    This space is intentionally left blank.

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES


     The following schedule includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. The Separate Account's Financial Statements have been audited by Ernst & Young L.L.P., independent certified public accountants, whose report thereon is included in the SAI. This information should be read in conjunction with the Separate Account's Financial Statements and related notes thereto, which are included in the SAI. Two sets of unit values are presented, one with the Enhanced Death Benefit Charge of .15%, (which was the charge for the Enhanced Death Benefit as of December 31, 1995, 1996 and 1997) and one without the Enhanced Death Benefit Charge. There are no unit values presented for Contracts with the Annual Step-Up Death Benefit Charge because the Annual Step-Up Death Benefit first became available under the Contracts on June 1, 1998.


                                                         WITHOUT ENHANCED DEATH   WITH ENHANCED DEATH
                                                             BENEFIT CHARGE         BENEFIT CHARGE
                                                         ----------------------   -------------------
CREDIT SUISSE GROWTH AND INCOME SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/20/95).........        $    10.00           Not Applicable
  Unit value at end of period..........................        $    10.62           Not Applicable
  Number of units outstanding at end of period.........             461.8           Not Applicable
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period....................        $    10.62           $        10.62
  Unit value at end of period..........................        $    11.92           $        11.90
  Number of units outstanding at end of period.........          48,634.3                 11,709.8
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    11.92           $        11.90
  Unit value at end of period..........................        $    14.38           $        14.33
  Number of units outstanding at end of period.........         262,116.1                 44,598.0
CREDIT SUISSE INTERNATIONAL EQUITY SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/20/95).........        $    10.00           Not Applicable
  Unit value at end of period..........................        $    10.36           Not Applicable
  Number of units outstanding at end of period.........             430.6           Not Applicable
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period....................        $    10.36           $        10.36
  Unit value at end of period..........................        $    11.90           $        11.88
  Number of units outstanding at end of period.........          17,186.2                  8,510.2
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    11.90           $        11.88
  Unit value at end of period..........................        $    12.24           $        12.20
  Number of units outstanding at end of period.........         126,400.0                 19,510.4
ELITEVALUE SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/96
  Unit value at beginning of period (1/2/96)...........        $    10.00           $        10.00
  Unit value at end of period..........................        $    12.45           $        12.43
  Number of units outstanding at end of period.........          69,575.7                 13,965.2
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    12.45           $        12.43
  Unit value at end of period..........................        $    14.87           $        14.82
  Number of units outstanding at end of period.........         461,930.1                 72,104.8
STATE STREET GLOBAL ADVISORS GROWTH EQUITY SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/20/95).........        $    10.00           Not Applicable
  Unit value at end of period..........................        $    10.33           Not Applicable

                                                         WITHOUT ENHANCED DEATH   WITH ENHANCED DEATH
                                                             BENEFIT CHARGE         BENEFIT CHARGE
                                                         ----------------------   -------------------
  Number of units outstanding at end of period.........             124.2           Not Applicable
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period....................        $    10.33           $        10.33
  Unit value at end of period..........................        $    12.35           $        12.33
  Number of units outstanding at end of period.........          68,154.9                  5,232.7
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    12.35           $        12.33
  Unit value at end of period..........................        $    16.04           $        15.99
  Number of units outstanding at end of period.........         231,208.0                 19,281.5
STATE STREET GLOBAL ADVISORS MONEY MARKET SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/10/95).........        $    10.00           $        10.00
  Unit value at end of period..........................        $    10.09           $        10.08
  Number of units outstanding at end of period.........           2,464.4                     24.9
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period....................        $    10.09           $        10.08
  Unit value at end of period..........................        $    10.46           $        10.44
  Number of units outstanding at end of period.........         109,837.9                  3,403.7
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    10.46           $        10.44
  Unit value at end of period..........................        $    10.88           $        10.84
  Number of units outstanding at end of period.........         444,954.0                 13,476.5
SALOMON BROTHERS U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/96
  Unit value at beginning of period (2/6/96)...........        $    10.00           $        10.00
  Unit value at end of period..........................        $    10.16           $        10.14
  Number of units outstanding at end of period.........          15,638.1                 11,806.1
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    10.16           $        10.14
  Unit value at end of period..........................        $    10.91           $        10.87
  Number of units outstanding at end of period.........         126,832.5                 32,205.2
VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/96
  Unit value at beginning of period (1/2/96)...........        $    10.00           $        10.00
  Unit value at end of period..........................        $    11.70           $        11.68
  Number of units outstanding at end of period.........         107,870.9                  2,072.6
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period....................        $    11.70           $        11.68
  Unit value at end of period..........................        $    13.90           $        13.85
  Number of units outstanding at end of period.........         303,011.2                 41,160.9


     There are no unit values shown for Sub-Accounts investing in the Portfolios of AIM Variable Insurance Funds, Inc., Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund because the Sub-Accounts were not available as of December 31, 1997.

                                  THE COMPANY


     American General Annuity Insurance Company, which had $11.7 billion in assets as of December 31, 1997, develops, markets, and issues annuity products through niche distribution channels. It is a wholly owned subsidiary of Western National Corporation. Effective February 25, 1998, Western National Corporation became a wholly-owned subsidiary of AGC Life Insurance Company, a subsidiary of American General Corporation. The Company markets single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company primarily distributes its annuity products through financial institutions, general agents, and specialty brokers.



     The Company, which was incorporated in Texas in 1944, is licensed to do business in 47 states, Puerto Rico and the District of Columbia. Effective February 25, 1998, the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. The Company's executive offices are located at 2929 Allen Parkway, Houston, Texas 77019. Its telephone number is 713-526-5251.


                              THE SEPARATE ACCOUNT

     The Board of Directors of the Company adopted a resolution on November 9, 1994, to establish a segregated asset account pursuant to Texas insurance law. This segregated asset account has been designated AGA Separate Account A (the "Separate Account"). Prior to May 1, 1998, the Separate Account was known as WNL Separate Account A. The Company has caused the Separate Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

     The Separate Account meets the definition of a "separate account" under federal securities laws.


     The Separate Account is divided into Sub-Accounts. Each Sub-Account invests in one Portfolio of an Investment Option. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.



                               INVESTMENT OPTIONS



     Purchasers should read the Prospectuses for the Investment Options, which are attached to this Prospectus, carefully before investing. Additional Prospectuses and the SAIs can be obtained by calling or writing the Company at its Annuity Service Office.



     Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with the Company. Shares of certain Investment Options may also be sold directly to qualified plans. The Investment Options do not believe that offering their shares in this manner will be disadvantageous to Owners.



AGA SERIES TRUST



     AGA Series Trust (formerly, WNL Series Trust) (the "Trust") has been established to act as one of the funding vehicles for the Contracts offered. The Trust is managed by AGA Investment Advisory Services, Inc.

(formerly, WNL Investment Advisory Services, Inc.) (the "Adviser"), an affiliate of the Company. The Adviser has retained Sub-Advisers for each Portfolio to make investment decisions and place orders. The Sub-Advisers for the Portfolios are:
BEA Associates, a subsidiary of Credit Suisse, for the Credit Suisse Growth and Income Portfolio; Credit Suisse Asset Management Ltd. for the Credit Suisse International Equity Portfolio; OpCap Advisors for the EliteValue Portfolio; State Street Global Advisors for the State Street Global Advisors Growth Equity Portfolio and the State Street Global Advisors Money Market Portfolio; Salomon Brothers Asset Management Inc for the Salomon Brothers U.S. Government Securities Portfolio; and Van Kampen Asset Management, Inc. for the Van Kampen American Capital Emerging Growth Portfolio.


     The following Portfolios are available under the Contracts:

Credit Suisse Growth and
  Income Portfolio              (formerly, the BEA Growth and Income Portfolio)
Credit Suisse International
  Equity Portfolio
EliteValue Portfolio (an asset
  allocation portfolio)         (formerly, the EliteValue Asset Allocation Portfolio)
State Street Global Advisors
  Growth Equity Portfolio       (formerly, the Global Advisors Growth Equity Portfolio)
State Street Global Advisors
  Money Market Portfolio        (formerly, the Global Advisors Money Market Portfolio)
Salomon Brothers U.S.
  Government Securities
  Portfolio
Van Kampen American Capital
  Emerging Growth Portfolio


AIM VARIABLE INSURANCE FUNDS, INC.



     AIM Variable Insurance Funds, Inc. is a mutual fund with thirteen investment Portfolios. A I M Advisors, Inc. serves as the investment adviser to the Portfolios. The following two Portfolios are available under the Contracts:



     AIM V.I. Diversified Income Fund


     AIM V.I. Capital Appreciation Fund



OPPENHEIMER VARIABLE ACCOUNT FUNDS



     Oppenheimer Variable Account Funds is a mutual fund consisting of ten separate Portfolios. OppenheimerFunds, Inc. is the investment manager of the Portfolios. The following four Portfolios are available under the Contracts:



     Oppenheimer High Income Fund


     Oppenheimer Growth Fund


     Oppenheimer Small Cap Growth Fund


     Oppenheimer Growth & Income Fund



TEMPLETON VARIABLE PRODUCTS SERIES FUND



     Templeton Variable Products Series Fund is a mutual fund with nine separate investment portfolios. Templeton Variable Products Series Fund has two classes of shares: Class 1 and Class 2. Only Class 2 shares are available in connection with the Contracts offered by this Prospectus. Franklin Mutual Advisers, Inc. is the investment manager of the Mutual Discovery Investments Fund, Templeton Asset Management Ltd. is the investment manager of the Templeton Developing Markets Fund and Templeton Investment Counsel, Inc. is the investment manager of the Templeton International Fund. The following three Portfolios are available in connection with the Contracts:



     Mutual Discovery Investments Fund (capital appreciation)


     Templeton Developing Markets Fund


     Templeton International Fund


VOTING RIGHTS


     In accordance with its view of present applicable law, the Company will vote the shares of the Investment Options held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions.



     The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than 60 days prior to a shareholder meeting of an Investment Option. Voting instructions will be solicited by written communication at least 10 days prior to the meeting.


SUBSTITUTION OF SECURITIES

     If the shares of an Investment Option (or any Portfolio within an Investment Option or any other Investment Option or Portfolio) are no longer available for investment by the Separate Account or, if in the judgment of the Company's Board of Directors, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may limit further purchase of such shares or may substitute shares of another Investment Option or Portfolio for shares already purchased under the Contracts. No substitution of securities may take place without prior approval of the SEC and under the requirements it may impose.

                             CHARGES AND DEDUCTIONS

     Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE (SALES LOAD)

     The Contracts do not provide for a front-end sales charge. However, if all or a portion of the Contract Withdrawal Value (see "Withdrawals") is withdrawn, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. The Contingent Deferred Sales Charge is based upon the length of time from when each Purchase Payment was made as follows:

                                                                 CHARGE
 LENGTH OF TIME FROM                                       (AS A PERCENTAGE OF
  PURCHASE PAYMENT                                               AMOUNT
  (NUMBER OF YEARS)                                            WITHDRAWN)
 -------------------                                       -------------------
        1...............................................                     5%
        2...............................................                     5%
        3...............................................                     5%
        4...............................................                     4%
        5...............................................                     3%
        6...............................................                     2%
        7...............................................                     1%
     8 or more..........................................                     0%

     After the first Contract Anniversary, a withdrawal of up to 10% of the Contract Value, determined as of the immediately preceding Contract Anniversary, may be withdrawn once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge (the "Free Withdrawal Amount"). The Systematic Withdrawal Option may be selected in lieu of the Free Withdrawal Amount. (See "Withdrawals -- Systematic Withdrawal Option.")

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     The amount of the Contingent Deferred Sales Charge may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors, such as:

          1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

          2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

          3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts; and

          4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

     The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director, or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

     Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Owner), regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than that anticipated in the mortality tables, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Contract. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Contract, whether for a Fixed Annuity or a Variable Annuity. Also, the Company bears a mortality risk with respect to the death benefit and with respect to the waiver of the Contingent Deferred Sales Charge if Purchase Payments have been held in the Contract less than seven years. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services, may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Charge.

     The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ENHANCED DEATH BENEFIT CHARGE

     If the Owner selects the Enhanced Death Benefit, each Valuation Period prior to the 75th birthday of the Owner or oldest Joint Owner, the Company deducts an Enhanced Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .05% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Enhanced Death Benefit. (See "Proceeds Payable on
Death -- Enhanced Death Benefit Amount During the Accumulation Period.")

DEDUCTION FOR ANNUAL STEP-UP DEATH BENEFIT CHARGE

     For Contracts issued on or after June 1, 1998, an Owner may select the Annual Step-Up Death Benefit in states where it is available (check with your registered representative regarding availability). If the Owner selects the Annual Step-Up Death Benefit, each Valuation Period prior to the 75th birthday of the Owner or the oldest Joint Owner, the Company deducts an Annual Step-Up Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .10% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Annual Step-Up Death Benefit. (See "Proceeds Payable on Death -- Annual Step-Up Death Benefit Amount During the Accumulation Period.")

DEDUCTION FOR ADMINISTRATIVE CHARGE

     Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements: maintenance of Owner records; maintenance of Separate Account records; administrative personnel costs; mailing costs; data processing costs; legal fees; accounting fees; filing fees; the costs of other services necessary for Owner servicing; and all accounting, valuation, regulatory, and reporting requirements.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

     On each Contract Anniversary, the Company deducts a Contract Maintenance Charge from the Contract Value by subtracting values from the General Account and/or by canceling Accumulation Units from each applicable Sub-Account to reimburse it for expenses relating to maintenance of the Contracts. The Contract Maintenance Charge is currently $30 each Contract Year. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the Contract Maintenance Charge will be deducted pro rata from Annuity Payments, regardless of Contract size and will result in a reduction of each Annuity Payment. The Contract Maintenance Charge will be deducted from the General Account and the Sub-Accounts in the Separate Account in the same proportion that the amount of the Contract Value in the General Account and each Sub-Account bears to the total Contract Value.

DEDUCTION FOR PREMIUM AND OTHER TAXES

     Any taxes, including any premium taxes, paid to any governmental entity relating to the Contracts, may be deducted from the Purchase Payments or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account, receipt by the Company of the Purchase Payments, or commencement of Annuity Payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company's current practice is to deduct for premium taxes when they become due and payable to the states. Premium taxes generally range from 0% to 4%. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account, whether or not there was a provision for taxes and whether or not it was sufficient.

     The Company will deduct any withholding taxes required by applicable law.


DEDUCTION FOR EXPENSES OF THE INVESTMENT OPTIONS



     There are other deductions from, and expenses (including management fees paid to the investment advisers and other expenses) paid out of, the assets of the Investment Options which are described in the Prospectuses for the Investment Options.


                                 THE CONTRACTS

OWNER

     The Owner has all rights and may receive all benefits under the Contract. The Owner is the person designated as such on the Issue Date, unless changed. The Company will not issue a Contract to any Owner older than 85 years.

     The Owner may change owners at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

     An Owner may make inquiries regarding his or her Contract by telephone or in writing to the Annuity Service Office listed on the cover page of this Prospectus.


     For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the Contract is treated as ordinary income received by the Owner during the taxable year. However, for purposes of Internal Revenue Code (the "Code")
Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.


JOINT OWNERS

     The Contract can be owned by Joint Owners. If Joint Owners are named, any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated in a Written Request. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all Owner transactions except telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

ANNUITANT

     The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by the Owner at the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to the Company's underwriting rules then in effect.

ASSIGNMENT

     A Written Request specifying the terms of an assignment of the Contract must be provided to the Annuity Service Office. Until a Written Request is received, the Company will not be required to take notice of or be responsible for any transfer of interest in the Contract by assignment, agreement, or otherwise.

     The Company will not be responsible for the validity or tax consequences of any assignment. Any assignment made after the death benefit has become payable will be valid only with the Company's consent.

     If the Contract is assigned, the Owner's rights may only be exercised with the consent of the assignee of record.


     If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408, or 457 of the Code, it may not be assigned, pledged, or otherwise transferred except as may be allowed under applicable law.


                      PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE PAYMENTS


     The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000 ($50 for Contracts issued in connection with Section 403(b) plans). The minimum subsequent Purchase Payment for Non-Qualified Contracts is $1,000, or if the automatic premium check option is elected, $50. The minimum subsequent Purchase Payment for Qualified Contracts is $50. Subject to the maximum and minimum Purchase Payments discussed herein, the Owner may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments the Company will accept without Company approval is $500,000 for issue Ages up to 75. The maximum total Purchase Payments the Company will accept without Company approval for issue Ages 75 and older is $250,000. The Company reserves the right to reject any application or Purchase Payment.



     All Purchase Payments and sums payable to the Company under the Contract are payable only at the Company's lock box at State Street Bank and Trust Company at the following addresses: via mail: American General Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429; via overnight delivery: State Street Bank and Trust Company, Attn: Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171.


ALLOCATION OF PURCHASE PAYMENTS


     Purchase Payments are allocated to the General Account and/or the Sub-Accounts of the Separate Account in accordance with the selection made by the Owner. The allocation of the initial Purchase Payment is made in accordance with the selection made by the Owner at the Issue Date. However, the Company will, under certain circumstances, allocate initial Purchase Payments to the State Street Global Advisors Money Market Sub-Account until the expiration of the Right to Examine Contract period. (See "Highlights.") Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by the Company. There are currently no limitations on the number of Sub-Accounts that can be selected by an Owner. Allocations must be in whole percentages.


     For initial Purchase Payments, if the forms required to issue the Contract are in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the General Account and credit the Contract with dollars within two business days of receipt.

     In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the Purchase Payment within five business days. The Company will not retain the Purchase Payment for more than five business days while processing incomplete forms, unless it has been so authorized by the purchaser. For subsequent Purchase Payments, the Company will apply Purchase Payments to the Separate Account and credit the Contract with Accumulation Units as of the end of the Valuation Period during which the Purchase Payment was received in good order.

BONUS


     The Company will, at the time of the initial Purchase Payment and, as of June 1, 1998, (subject to state regulatory approval) for certain subsequent Purchase Payments, add an additional amount, as a Bonus, equal to 1% of such Purchase Payment made under the Contract. The Bonus will be paid for subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts or $2,000 for Qualified Contracts. The Bonus will not be paid for subsequent Purchase Payments made prior to June 1, 1998. The Bonus will not be paid for subsequent Purchase Payments for Contracts issued in New Jersey. The Bonus will be allocated to the Sub-Accounts of the Separate Account and/or the General Account in the same manner as the Purchase Payment to which it is attributable. The Company reserves the right to limit its payment of such Bonus to $5,000.



     If the Owner makes a withdrawal prior to the seventh Contract Year after any applicable Purchase Payment that exceeds the Free Withdrawal Amount or is in excess of the amount permitted under the Systematic Withdrawal Option, an amount equal to the Bonus allocated to the Purchase Payments(s) withdrawn will be deducted by the Company from the Contract Value. (This deduction is not applicable in New Jersey.) The deduction will be pro rata from the Sub-Accounts and/or the General Account in the proportion that the amount of Contract Value in the Sub-Accounts and General Account bears to the total Contract Value. The Company will not recapture any investment earnings on the Bonus. Investment earnings are deemed to be withdrawn on a first-in, first-out basis. Owners do not have a vested interest in the principal amount of a Bonus until seven Contract Years from the date of the Bonus payment have elapsed; until that time, the additional amount belongs to the Company.



     For purposes of distributions under the Contract, a Bonus payment and any investment earnings thereon will be treated as taxable income and not as part of the cost basis of the Contract. (See "Federal Tax Status -- General.")


DOLLAR COST AVERAGING

     Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts on a monthly, quarterly, semi-annual, or annual basis from the State Street Global Advisors Money Market Sub-Account or the General Account to one or more Sub-Accounts. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the effect of market fluctuations. The minimum amount which may be transferred is $250 per transfer. The amount may be specified as a percentage of Contract Values in the source Sub-Account(s) (in whole percentages) or by dollar amount.

     If selected, Dollar Cost Averaging must be for at least 12 months. There is no current charge for Dollar Cost Averaging. The standard date of the month for transfers is the date the Owner's request for an enrollment in the program is received and processed by the Company, and subsequent monthly, quarterly, semi-annual, or annual anniversaries of that date. The Owner may specify a different future date. If the Company imposes a transfer fee, transfers made pursuant to the Dollar Cost Averaging program will not be taken into account in determining any transfer fee.

CONTRACT VALUE

     The Contract Value is the sum of the Owner's interest in the General Account and the Sub-Accounts of the Separate Account during the Accumulation Period.

ACCUMULATION UNITS

     Accumulation Units will be used to account for all amounts allocated to or withdrawn from the Sub-Accounts of the Separate Account as a result of Purchase Payments, withdrawals, transfers, or fees and charges. The Company will determine the number of Accumulation Units of a Sub-Account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the Sub-Account by the dollar value of one Accumulation Unit of the Sub-Account as of the end of the Valuation Period during which the request for the transaction is received at the Annuity Service Office.

ACCUMULATION UNIT VALUE


     The Accumulation Unit Value for each Sub-Account was arbitrarily set initially at $10. The investment performance of the Investment Options, as well as the deduction of the charges discussed in this Prospectus, affect Accumulation Unit Values (see below). Subsequent Accumulation Unit Values for each Sub-Account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the current period.


     The Net Investment Factor for each Sub-Account is determined by dividing A by B and subtracting C where:

     A is (i) the net asset value per share of the Investment Option or Portfolio of an Investment Option held by the Sub-Account for the current Valuation Period; plus

          (ii) any dividend per share declared on behalf of such Investment Option or Portfolio that has an ex-dividend date within the current Valuation Period; less

          (iii) the cumulative per share charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account.

     B is the net asset value per share of the Investment Option or Portfolio of an Investment Option held by the Sub-Account for the immediately preceding Valuation Period, plus or minus the cumulative per share charge or credit for taxes reserved for the immediately preceding Valuation Date.


     C is the factor representing the cumulative per share unpaid charges for the Mortality and Expense Risk Charge, for the Administrative Charge, for the Enhanced Death Benefit Charge, if any and for the Annual Step-Up Death Benefit Charge, if any.


     The Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

                                   TRANSFERS

TRANSFERS PRIOR TO THE ANNUITY DATE

     Subject to any limitations imposed by the Company on the number of transfers that can be made during the Accumulation Period, the Owner may transfer all or part of the Owner's Contract Value by Written Request without the imposition of any fee or charge if there have been no more than the number of free transfers. Currently, there are no restrictions on the number of transfers that can be made each Contract Year. However, if the Company does limit the number of transfers in the future, Owners are guaranteed four transfers per year without a transfer fee during the Accumulation Period. All transfers are subject to the following:

          1. Currently, the Company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred (which will be deducted from the amount that is transferred). If more than the number of free transfers have been made in a Contract Year, the Company will deduct a transfer fee for each subsequent transfer permitted.

          2. The minimum amount which can be transferred is $250 (from (i) one or multiple Sub-Accounts or (ii) the General Account) or the Owner's entire interest in the Sub-Account or the General Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred. The minimum amount which must remain in the General Account after a transfer is $500, or $0 if the entire amount in the General Account is transferred.

          3. The maximum amount which can be transferred from the General Account to the Separate Account is 20% of the Owner's Contract Value in the General Account as of the last Contract Anniversary, except pursuant to a Dollar Cost Averaging Program. If the Sweep Account option has been elected, any funds transferred pursuant to that program will not be included in this limitation. (See "Sweep Account Program," below.)

          4. Transfers from any Sub-Account to the General Account may not be made for the six-month period following any transfer from the General Account into one or more of the Sub-Accounts.

          5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above.

     Owners can elect to make transfers by telephone. To do so, Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost, or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

     If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.


     Neither the Separate Account nor the Investment Options are designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio. The Company reserves the right to restrict the transfer privilege or reject any specific Purchase Payment allocation request for any person whose transactions seem to follow a timing pattern. Although not contractually obligated to do so, the Company may, in its sole discretion, provide prior or contemporaneous notice of restrictions on the transfer privilege to Owners.


TRANSFERS DURING THE ANNUITY PERIOD

     During the Annuity Period, the Owner may make transfers by Written Request, as follows:

          1. The Owner may make transfers of Contract Values between Sub-Accounts, subject to any limitations imposed by the Company on the number of transfers that can be made during the Annuity Period. Currently, there are no restrictions on the number of transfers that can be made. However, if the Company does limit the number of transfers in the future, Owners are guaranteed four transfers per year free of any transfer fee during the Annuity Period. Currently, the Company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred (which will be deducted from the amount which is transferred).

          2. The Owner may, once each Contract Year, make a transfer from one or more Sub-Accounts to the General Account. The Owner may not make a transfer from the General Account to the Separate Account.

          3. Transfers between Sub-Accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

          The amount transferred to the General Account from a Sub-Account will be based on the annuity reserves for the Owner in that Sub-Account. Transfers to the General Account will be made by converting the Annuity Units being transferred to purchase fixed Annuity Payments under the Annuity Option in effect and based on the Age of the Annuitant at the time of the transfer.

          4. The minimum amount which can be transferred is $250 from one or multiple Sub-Accounts, or the Owner's entire interest in the Sub-Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred.

          5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above.

     Owners can elect to make transfers by telephone. To do so, Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost, or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

     If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.

SWEEP ACCOUNT PROGRAM

     During the Accumulation Period, an Owner may elect to participate in the Sweep Account Program which permits the Owner to transfer ("sweep") the income from the General Account to the Sub-Accounts, on a quarterly basis, as long as the General Account balance is at least $25,000. The transfer will be made on quarterly anniversaries of the Issue Date of the Contract unless the Owner specifies a different date.

                           ASSET ALLOCATION PROGRAMS

ASSET ALLOCATION -- PORTFOLIO REBALANCING


     From time to time, the Company may make available a program (Portfolio Rebalancing) which provides for periodic pre-authorized automatic transfers among the Sub-Accounts pursuant to written allocation instructions from the Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Owner. The minimum allocation is 1% per selection.


     An Owner may elect that rebalancing occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Portfolios are available investment options under the Program. The General Account is not an available investment option under the Program.

ASSET ALLOCATION -- FINANCIAL INTERMEDIARIES

     In addition, the Company may make available another Asset Allocation program whereby certain financial intermediaries will make their services available to Owners to provide advice for the selection of the Sub-Accounts and the General Account under the Contracts. The Company has recognized the value to Owners of having available (on a continuous basis) advice for the selection of the Sub-Accounts and the General Account. An Owner participating in such a program authorizes the financial intermediary to make transfers of his or her Contract Values among the Sub-Accounts and/or the General Account. The Company has not, and will not, make any independent investigation of such financial intermediaries, their services, or the costs, if any, for such services. The financial intermediaries will be required to comply with the Company's administrative systems and rules, including the prohibition against market timers. A Written Request will be required to participate in such Asset Allocation programs.

     An Owner may enter into an advisory agreement with such financial intermediaries. If such an agreement is entered into, an Owner will need to complete certain administrative forms. Compensation, if any, for the services of the financial intermediaries is a matter between the intermediaries and the Owners.

     The selection of financial intermediaries or other advisers is solely the responsibility of the Owner. Any compensation due any financial intermediary or other adviser, as a result of investment advice he or she may have rendered an Owner in connection with the Contracts, is solely the Owner's responsibility. The Company has not made any independent investigation of the financial intermediaries offering any asset allocation programs or of the programs they offer. The Company does not endorse the financial intermediaries offering "Asset Allocation Programs."


     The above Asset Allocation programs are only available during the Accumulation Period. Currently, there is no minimum Contract Value required for participants in such a program. However, the Company reserves the right to require a minimum Contract Value for Asset Allocation programs. The Company does not currently charge for enrollment in the programs, but reserves the right to do so. Owners can terminate their participation in any program by Written Request. If the Company imposes a transfer fee, transfers made pursuant to an Asset Allocation program will not be taken into account in determining any transfer fee. The Company reserves the right to modify, suspend, or terminate either of the Asset Allocation programs at any time.

                                  WITHDRAWALS

     During the Accumulation Period, the Owner may, upon a Written Request, make a total or partial withdrawal of the Contract Withdrawal Value. The Contract Withdrawal Value is:

          1. The Contract Value as of the end of the Valuation Period during which a Written Request for a withdrawal is received; less

          2. Any applicable taxes not previously deducted; less

          3. Any applicable Contingent Deferred Sales Charge; less

          4. The Contract Maintenance Charge, if any.

     A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-Account or a reduction in the Owner's General Account Contract Value in the ratio that the Owner's interest in the Sub-Account and/or General Account bears to the total Contract Value. The Owner must specify by Written Request in advance which Sub-Account Units are to be canceled, if other than the above method is desired.

     The Company will pay the amount of any withdrawal from the Separate Account within seven days of receipt of a request in good order unless the Suspension or Deferral of Payments provision is in effect.

     Each partial withdrawal must be for at least $500. The minimum Contract Value which must remain in the Contract after a partial withdrawal is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts.


     Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Federal Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner:
(a) attains age 59 1/2; (b) separates from service; (c) dies; (d) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (e) incurs a qualifying hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SYSTEMATIC WITHDRAWAL OPTION


     The Company offers a systematic withdrawal option which enables an Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. The total permitted systematic withdrawals in a Contract Year are limited to not more than 10% of the Contract Value as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the Issue Date. The systematic withdrawal option can be exercised at any time including during the first Contract Year. The exercise of the systematic withdrawal option in any Contract Year replaces the Free Withdrawal Amount which is allowable once per Contract Year after the first Contract Anniversary without incurring a Contingent Deferred Sales Charge.


     Systematic withdrawals for Non-Qualified Contracts where the Owner is under age 59 1/2 may be subject to income tax and certain tax penalties. Other restrictions may also apply to systematic withdrawals from the Contracts. (See "Federal Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Treatment of Withdrawals -- Non-Qualified Contracts.") Owners entering into such a program instruct the Company to withdraw an amount specified as a percentage of Contract Value, or in dollars on a monthly, quarterly, or semi-annual basis. The minimum withdrawal amount is $100 per payment. The standard date of the month for withdrawals is the date the Owner's request for enrollment in the program is received and processed by the Company, and subsequent monthly (or the payment schedule selected) anniversaries of that date. The Owner may specify a different future date.

TEXAS OPTIONAL RETIREMENT PROGRAM

     A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
(a) if for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request and (b) no benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION OR DEFERRAL OF PAYMENTS

     The Company reserves the right to suspend or postpone payments for a withdrawal or transfer for any period when:

          1. The New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings);

          2. Trading on the NYSE is restricted;

          3. An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

          4. During any other period when the SEC, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

     The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law, but not for more than six months after written election is received by the Company.

                           PROCEEDS PAYABLE ON DEATH

DEATH OF OWNER DURING THE ACCUMULATION PERIOD

     Upon the death of the Owner or Joint Owner during the Accumulation Period, the death benefit will be paid to the Beneficiary(ies) designated by the Owner. Upon the death of a Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

     A Beneficiary may request that the death benefit be paid under one of the Death Benefit Options below. If the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract at the then-current Contract Value in his or her own name and exercise all the Owner's rights under the Contract.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD (STANDARD DEATH BENEFIT)

     For a death occurring prior to the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the greatest of:

          1. The Purchase Payments, less any withdrawals, including any previously deducted Contingent Deferred Sales Charge; or

          2. The Contract Value determined as of the end of the Valuation Period during which the Company receives, at its Annuity Service Office, both due proof of death and an election of the payment method; or

          3. The highest Step-up Value prior to the date of death. The Step-up Value is equal to the Contract Value on each seventh Contract Anniversary, plus any Purchase Payments made after such Contract Anniversary, less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary.

     For a death occurring on or after the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the end of the Valuation Period during which the Company receives, at its Annuity Service Office, both due proof of death and an election of the payment method.

ENHANCED DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     If the Owner selects the Enhanced Death Benefit, for a death occurring prior to the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit will be the greatest of:

          1. The Purchase Payments, less any withdrawals and previously deducted Contingent Deferred Sales Charge; or

          2. The Contract Value determined as of the end of the Valuation Period during which the Company receives, at its Annuity Service Office, both due proof of death and an election of the payment method; or

          3. The highest Step-up Value prior to the date of death. The Step-up Value is equal to the Contract Value on each seventh Contract Anniversary, plus any Purchase Payments made after such Contract Anniversary, less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary; or

          4. The total amount of Purchase Payments compounded up to the date of death at 3% interest, minus the total withdrawals and previously deducted Contingent Deferred Sales Charges compounded up to the date of death at 3% interest, not to exceed 200% of Purchase Payments, less withdrawals and previously deducted Contingent Deferred Sales Charges.

     For a death occurring on or after the 75th birthday and before the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the greatest of 1, 2, or 3 above.

     For death occurring on or after the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method.

ANNUAL STEP-UP DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     For Contracts issued on or after June 1, 1998, an Owner may select the Annual Step-Up Death Benefit. If the Owner selects the Annual Step-Up Death Benefit, for a death occurring prior to the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit amount during the Accumulation Period will be the greatest of:

          1. The Purchase Payments, less any withdrawals and previously deducted Contingent Deferred Sales Charge; or

          2. The Contract Value determined as of the end of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method; or

          3. The highest Step-Up Value prior to the date of death. The Step-Up Value is equal to the Contract Value on any Contract Anniversary plus any Purchase Payments made after such Contract Anniversary less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary.

     For a death occurring on or after the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the standard death benefit described above.

     In certain states, the Annual Step-Up Death Benefit may not be available. (Check with your registered representative regarding availability.) Owners should refer to their Contract and any endorsement for the applicable death benefit provision.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PERIOD

     A non-spousal Beneficiary must elect the death benefit to be paid under one of the following options in the event of the death of the Owner during the Accumulation Period:

     Option 1 -- lump sum payment of the death benefit; or

     Option 2 -- payment of the entire death benefit within five years of the date of the death of the Owner; or

     Option 3 -- payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within one year of the date of death of the Owner or any Joint Owner.

     Any portion of the death benefit not applied under Option 3, within one year of the date of the Owner's death, must be distributed within five years of the date of death.

     A spousal Beneficiary may elect to continue the Contract in his or her own name at the then-current Contract Value, elect a lump sum payment of the death benefit, or apply the death benefit to an Annuity Option.

     If a lump sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments provision is in effect.

     Payment to the Beneficiary, other than in a lump sum, may only be elected during the 60-day period beginning with the date of receipt of proof of death.

DEATH OF OWNER DURING THE ANNUITY PERIOD

     If the Owner or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Owner's death. Upon the death of the Owner during the Annuity Period, the Beneficiary becomes the Owner.

DEATH OF ANNUITANT

     Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, the Owner may designate a new Annuitant, subject to the Company's underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

     Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

PAYMENT OF DEATH BENEFIT

     The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

          1. A certified death certificate;

          2. A certified decree of a court of competent jurisdiction as to the finding of death; or

          3. Any other proof satisfactory to the Company.

     All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

BENEFICIARY

     The Beneficiary designation in effect on the Issue Date will remain in effect until changed. The Beneficiary is entitled to receive the benefits to be paid at the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to the survivor(s) as follows:

          1. To the primary Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none,

          2. To the contingent Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none,

          3. To the estate of the Owner.

CHANGE OF BENEFICIARY

     Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the primary Beneficiary(ies) or contingent Beneficiary(ies). Any change must be made by Written Request. The change will take effect as of the date the Written Request is signed. The Company will not be liable for any payment made or action taken before it records the change.

                               ANNUITY PROVISIONS

GENERAL

     On the Annuity Date, the Adjusted Contract Value will be applied under the Annuity Option selected by the Owner. Annuity Payments may be made on a fixed or variable basis, or both.

ANNUITY DATE

     The Annuity Date is selected by the Owner on the Issue Date. The Annuity Date must be the first day of a calendar month and must be at least five years after the Issue Date. The Annuity Date may not be later than that required under state law.

     Prior to the Annuity Date, the Owner, subject to the above, may change the Annuity Date by Written Request. Any change must be requested at least 15 days prior to the new Annuity Date.

SELECTION OR CHANGE OF AN ANNUITY OPTION

     An Annuity Option is selected by the Owner at the time the Contract is issued. If no Annuity Option is selected, Option B, with 120 monthly payments guaranteed, will automatically be applied. Prior to the Annuity Date, the Owner can change the Annuity Option selected by Written Request. Any change must be requested at least 15 days prior to the Annuity Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity Payments are paid in monthly, quarterly, semi-annual, or annual installments. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $2,000, the Company reserves the right to make a lump sum payment in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

ANNUITY

     If the Owner selects a Fixed Annuity, the Adjusted Contract Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If the Owner selects a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-Account(s) of the Separate Account in accordance with the selection made by the Owner, and the Annuity will be paid as a Variable Annuity. The Owner can also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. Unless the Owner specifies otherwise, the payee of the Annuity Payments shall be the Annuitant and any Joint Annuitant.

     The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option selected by the Owner.

FIXED ANNUITY

     The Owner may elect to have the Adjusted Contract Value applied to provide a Fixed Annuity. The dollar amount of each Fixed Annuity payment will be determined in accordance with Annuity Tables contained in the Contract, which are based on the minimum guaranteed interest rate of 3% per year. After the initial Fixed Annuity payment, the payments will not change regardless of investment, mortality, or expense experience.

VARIABLE ANNUITY

     Variable Annuity payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Variable Annuity payments are not guaranteed as to dollar amount. See the SAI regarding how Annuity Payments and Annuity Units are calculated.

ANNUITY OPTIONS

     The following Annuity Options or any other Annuity Option acceptable to the Company may be selected:

          Option A (Life Annuity) -- Monthly Annuity Payments during the life of the Annuitant.

          Option B (Life Annuity with Periods Certain of 60, 120, 180, or 240 Months) -- Monthly Annuity Payments during the lifetime of the Annuitant and in any event for 60, 120, 180, or 240 months certain as selected.

          Option C (Joint and Survivor Annuity) -- Monthly Annuity Payments payable during the joint lifetime of the Annuitant and a Joint Annuitant and then during the lifetime of the survivor at the percentage (100%, 75%, 66 2/3%, or 50%) selected.

     Annuity Options A, B, and C are available on a Fixed Annuity basis, a Variable Annuity basis, or a combination of both. Election of a Fixed Annuity or a Variable Annuity must be made no later than 15 days prior to the Annuity Date. If no election is made with respect to whether the Annuity Option will be on a Fixed Annuity basis, Variable Annuity basis, or a combination of both, the Annuity Option will be paid to reflect the allocation of the Contract Value on the Annuity Date between the Separate Account and the General Account, if any.

                                  DISTRIBUTOR


     AGA Brokerage Services, Inc. (formerly, WNL Brokerage Services, Inc.) ("AGA Brokerage"), 2929 Allen Parkway, Houston, Texas 77019, is the distributor and underwriter of the Contracts. AGA Brokerage is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. AGA Brokerage and the Company are owned by the same corporation.


     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts. Under certain circumstances the Company, in its sole discretion, may increase the commissions paid up to an amount equal to 10% of Purchase Payments.

                        ADMINISTRATION OF THE CONTRACTS


     While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Financial Administrative Services, Inc. ("FAS"), pursuant to an Insurance Service Agreement. Such administrative services include issuance of the Contracts and maintenance of Owners' records, for the Contracts issued prior to June 1, 1998. FAS serves as the administrator to various insurance companies. The Company has assumed responsibility for administration of all Contracts issued on or after June 1, 1998. The Company intends to take over administration of the Contracts issued prior to June 1, 1998 in November, 1998.

                            PERFORMANCE INFORMATION

MONEY MARKET SUB-ACCOUNT

     From time to time, the Company may advertise the "yield" and "effective yield" of the State Street Global Advisors Money Market Sub-Account ("Money Market Sub-Account") of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Value in the Money Market Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Value is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge.

OTHER SUB-ACCOUNTS

     From time to time, the Company may advertise performance data for the various other Sub-Accounts under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge under the Contracts. It will not reflect the deduction of the Contingent Deferred Sales Charge, which if applied would reduce any percentage increase or make greater any percentage decrease.

     Any advertisement will also include average annual total return figures calculated as described in the SAI. The total return figures reflect the deduction of all charges and deductions under the Contracts and the fees and expenses of the Portfolios. The Company may also advertise performance information computed on a different basis.

     The Company may make available yield information with respect to some of the Sub-Accounts. Such yield information will be calculated as described in the SAI. The yield information will reflect the deduction of all charges and deductions under the Contracts and the fees and expenses of the Portfolios.

     The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Sub-Accounts against established market indexes such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies which have investment objectives similar to the underlying Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the NYSE. The Dow Jones Industrial Average is an unmanaged, weighted average of 30 blue chip industrial corporations listed on the NYSE. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

     In addition, the Company may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts, and U.S. Treasuries, or to certain interest rate and inflation indexes, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indexes measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates), or Lehman Brothers Government Bond Index (long-term U.S. government obligation interest rates).

     The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report, or from Morningstar.


     The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of over 8,400 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.



     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service and published by Financial Planning Resources, Inc. The VARDS Report rankings may or may not reflect the deduction of asset-based insurance charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.


     Morningstar rates a variable annuity sub-account against its peers with similar investment objectives. Morningstar does not rate any sub-account that has less than three years of performance data. The Morningstar rankings may or may not reflect the deduction of charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF
      CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans, there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants, and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (a) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (b) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (c) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (d) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


     The Company intends that all Portfolios of the Investment Options underlying the Contracts will be managed by the Advisers for the Investment Options in such a manner as to comply with these diversification requirements.


     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different, in some respects, from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account, resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract, prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively, resulting in the Owner being retroactively determined to be the Owner of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts, which are issued within a calendar year to the same contract owner by one company or its affiliates, are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner, if the Owner is a non-natural person (e.g., a corporation or certain other entities). Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity, as an agent for a natural person, nor to Contracts held by certain Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult a competent tax adviser should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

     All distributions, or the portion thereof which is includible in the gross income of the Owner, are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a 10% penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer, or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.)

QUALIFIED PLANS

     The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants, and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants, and Beneficiaries are responsible for determining that contributions, distributions, and other transactions, with respect to the Contracts, comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.)

     On July 6, 1983, the Supreme Court decided, in Arizona Governing Committee
v. Norris, that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company, in connection with certain Qualified Plans, will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

  A. KEOGH PLANS

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner, and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals, and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.) Purchasers of Contracts for use with a Keogh plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  B. TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational, and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination, and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations," below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  C. INDIVIDUAL RETIREMENT ANNUITIES

  Non-Roth IRAs

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability, and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosures be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as an IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  D. CORPORATE PENSION AND PROFIT SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner, and timing of distributions;

transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals, and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.) Purchasers of Contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS


     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit Sharing Plans), 403(b) (Tax-Sheltered Annuities), and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable), or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee, pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


     Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 , or (b) the calendar year in which the employee retires. The date set forth in (b) above does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (a) attains age 59 1/2; (b) separates from service; (c) dies; (d) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (e) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


SECTION 457 -- DEFERRED COMPENSATION PLANS


     Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees who may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions, and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the plan. Under a Section 457 plan, all the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to the participant or beneficiary. However, for plans established after August 20, 1996, it is required that plan assets be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all plans no later than January 1, 1999.



                                YEAR 2000 RISKS



     The Company is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by the Company and monitored by the parent company, American General Corporation. The Company has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.



     These plans include the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the Company to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness;
(4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. The Company expects to complete the forgoing activities for all critical business systems relevant to the Separate Account by December 1998.



     In addition, the Company has business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, the Company's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, the Company's efforts in this regard will extend through 1999.



     Through June 30, 1998 the Company has incurred and expensed $81,722 (pretax) related to Year 2000 readiness, including $40,369 incurred during the first six months of 1998. The Company currently anticipates that it will incur future costs of $1.2 million (pretax) for additional staff, third party vendors, and other expenses to achieve Year 2000 readiness.



     Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of the Company's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the operations of the Company and the Separate Account.


                              FINANCIAL STATEMENTS

     Financial Statements of the Company and the Separate Account have been included in the SAI.

                               LEGAL PROCEEDINGS

     There are no material pending legal proceedings to which the Separate Account, the Distributor, or the Company is a party.

                               TABLE OF CONTENTS
                   OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
                                                              ----
Company.....................................................   3
Independent Auditors........................................   3
Legal Opinions..............................................   3
Distributor.................................................   3
Yield Calculation for the State Street Global Advisors Money
  Market Sub-Account........................................   3
Performance Information.....................................   4
Annuity Provisions..........................................   6
Annuity Unit................................................   7
Financial Statements........................................   7

                    This space is intentionally left blank.

                      STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                        WITH FLEXIBLE PURCHASE PAYMENTS

                                   ISSUED BY

                             AGA SEPARATE ACCOUNT A

                                      AND

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY


     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED OCTOBER 28, 1998, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE PURCHASE PAYMENTS WHICH ARE REFERRED TO HEREIN.



     THE PROSPECTUS CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR. FOR A COPY OF THE PROSPECTUS, CALL 1-800-424-4990, OR WRITE THE COMPANY AT 250
E. 10TH AVENUE, AMARILLO, TEXAS 79101. THIS SAI IS DATED OCTOBER 28, 1998.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Company.....................................................     3
Independent Auditors........................................     3
Legal Opinions..............................................     3
Distributor.................................................     3
Yield Calculation For The State Street Global Advisors Money
  Market Sub-Account........................................     3
Performance Information.....................................     4
Annuity Provisions..........................................     6
Annuity Unit................................................     7
Financial Statements........................................     7

                                    COMPANY

     Information regarding American General Annuity Insurance Company (the "Company") and its ownership is contained in the Prospectus. Effective February 25, 1998, the Company changed its name from Western National Life Insurance Company to its present name.

     The Company contributed the initial capital to the AGA Separate Account A (the "Separate Account"). As of December 31, 1997, the initial capital contributed by the Company represented approximately 31% of the total assets of the Separate Account. The Company currently intends to remove these assets from the Separate Account on a pro rata basis in proportion to money invested in the Separate Account by Owners.

                              INDEPENDENT AUDITORS

     The balance sheet of the Company as of December 31, 1997 and the related statements of operations, shareholders' equity and cash flows for the year then ended and the statement of assets and liabilities of the Separate Account as of December 31, 1997, and the related statement of operations for the year ended December 31, 1997, and the statement of changes in net assets for the year ended December 31, 1997, all of which are included in the SAI, have been included herein in reliance on the reports of Ernst & Young LLP, independent auditors given on the authority of that firm as experts in accounting and auditing.


     The balance sheet of the Company as of December 31, 1996 and the related statements of operations, shareholders' equity and cash flows for each of the two years in the period ended December 31, 1996, and the statement of changes in net assets of the Separate Account for the year ended December 31, 1996, all of which are included in the SAI, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTOR

     AGA Brokerage Services, Inc. ("AGA Brokerage"), (formerly known as WNL Brokerage Services, Inc.) acts as the distributor. AGA Brokerage is an affiliate of the Company. The offering is on a continuous basis.

                             YIELD CALCULATION FOR
           THE STATE STREET GLOBAL ADVISORS MONEY MARKET SUB-ACCOUNT

     The State Street Global Advisors Money Market Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ending December 31, 1997, the annualized effective yield for the State Street Global Advisors Money Market Sub-Account was 3.86% and the yield was 3.79%.

     The current yield of the State Street Global Advisors Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The calculation does not take into account any applicable Enhanced Death Benefit Charge or Annual Step-Up Death Benefit Charge.

     For the seven calendar days ended December 31, 1997, the annualized effective yield and yield for the State Street Global Advisors Money Market Sub-Account calculated with the applicable Enhanced Death

Benefit Charge was 3.70% and 3.64%, respectively. There is no yield information for the State Street Global Advisors Money Market Sub-Account calculated with the applicable Annual Step-Up Death Benefit Charge because the Annual Step-Up Death Benefit was not available until June 1, 1998.


     The State Street Global Advisors Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission (the "SEC"). The effective yield reflects the reinvestment of net income earned daily on State Street Global Advisors Money Market Sub-Account assets.

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

     The yields quoted should not be considered a representation of the yield of the State Street Global Advisors Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the State Street Global Advisors Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the State Street Global Advisors Money Market Sub-Account's expenses during the period.

     Yield information may be useful in reviewing the performance of the State Street Global Advisors Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the State Street Global Advisors Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                            PERFORMANCE INFORMATION

     From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include three sets of total return figures for the time periods indicated in the advertisement. One set of such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised, and any applicable Contract Maintenance Charge. A second set of such total return figures will reflect the same deductions mentioned plus the deduction of a .05% Enhanced Death Benefit Charge. A third set of such total return figures will reflect the same deductions mentioned plus the deduction of .10% Annual Step-Up Death Benefit Charge.

     The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


P (1 + T)(n) = ERV
Where:    P   =    A hypothetical initial payment of $1,000
          T   =    Average annual total return
          n   =    Number of years
        ERV   =    Ending redeemable value at the end of the time periods used
                   (or fractional portion thereof) of a hypothetical $1,000
                   payment made at the beginning of the time periods used.


     In addition to total return data, the Company may include yield information in its advertisements. Each Sub-Account (other than the State Street Global Advisors Money Market Sub-Account) for which the Company will advertise yield, will show a yield quotation based on a 30-day (or one-month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:




                                               [(                  )        ]
                                                    a - b
                                   Yield = 2        -----   +1         (6) -1
                                                     cd



Where:
          a   =    Net investment income earned during the period by the
                   Portfolio attributable to shares owned by the Sub-Account.
          b   =    Expenses accrued for the period (net of reimbursements).
          c   =    The average daily number of Accumulation Units outstanding during the period.
          d   =    The maximum offering price per Accumulation Unit on the last day of the period.


     The Company may also advertise performance data which will be computed on a different basis.

     Investment operations for the Sub-Accounts which invest in Portfolios of the AGA Series Trust (the "Trust") depicted in the chart below commenced on the following dates:

                         PORTFOLIO                             INCEPTION DATE
                         ---------                             --------------
Credit Suisse Growth and Income Portfolio...................      10/20/95
Credit Suisse International Equity Portfolio................      10/20/95
EliteValue Portfolio........................................      01/02/96
State Street Global Advisors Growth Equity Portfolio........      10/20/95
State Street Global Advisors Money Market Portfolio.........      10/10/95
Salomon Brothers U.S. Government Securities Portfolio.......      02/06/96
Van Kampen American Capital Emerging Growth Portfolio.......      01/02/96

     Chart 1 below shows performance figures which reflect the deduction of all charges and deductions (except the Enhanced Death Benefit Charge or Annual Step-Up Death Benefit Charge) under the Contracts (see "Charges and Deductions" in the Prospectus) and also reflect the actual fees and expenses paid by the underlying Portfolios. Chart 2 below is identical to Chart 1 except that it also reflects the deduction of the Enhanced Death Benefit Charge, where applicable.


     NOTE: The figures below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.



AVERAGE TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 1998


  Chart 1


                                                                              FROM
                        SUB-ACCOUNT                           ONE YEAR     INCEPTION
                        -----------                           --------     ----------
Credit Suisse Growth and Income Portfolio...................    14.49%       17.52%
Credit Suisse International Equity Portfolio................   (11.46)%       8.58%
EliteValue Portfolio........................................    13.47%       21.39%
State Street Global Advisors Money Market Portfolio.........    (1.06)%       2.15%
State Street Global Advisors Growth Equity Portfolio........    23.80%       25.00%
Van Kampen American Capital Emerging Growth Portfolio.......    28.59%       22.57%
Salomon Brothers U.S. Government Securities Portfolio.......     2.50%        3.17%

  Chart 2


                                                                              FROM
                        SUB-ACCOUNT                           ONE YEAR     INCEPTION
                        -----------                           --------     ---------
Credit Suisse Growth & Income Portfolio.....................    14.34%       17.37%
Credit Suisse International Equity Portfolio................   (11.61)%       8.43%
EliteValue Portfolio........................................    13.32%       21.24%
State Street Global Advisors Money Market Portfolio.........    (1.21)%       2.00%
State Street Global Advisors Growth Equity Portfolio........    23.65%       24.85%
Van Kampen American Capital Emerging Growth Portfolio.......    28.44%       22.42%
Salomon Brothers U.S. Government Securities Portfolio.......     2.35%        3.02%



     Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.


                               ANNUITY PROVISIONS

     A Variable Annuity is an annuity with payments which: (a) are not predetermined as to dollar amount and (b) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

          1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

          2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

     The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

     The dollar amount of the first Variable Annuity payment is determined in accordance with the description above.

                                  ANNUITY UNIT

     The value of any Annuity Unit for each Sub-Account of the Separate Account was set initially at $10. The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined as follows:

          1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period.

          2. The result in (1) is then divided by the Assumed Investment Rate Factor, which equals 1.00, plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal on an annual rate to 3%.

     The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

                              FINANCIAL STATEMENTS

     The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors..............................    F-2
Report of Independent Accountants...........................    F-3
Audited Financial Statements................................    F-4
Statement of Assets and Liabilities.........................    F-4
Statement of Operations.....................................    F-6
Statement of Changes in Net Assets..........................    F-8
Notes to Financial Statements...............................   F-12

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors and Stockholders
American General Annuity Insurance Company

     We have audited the accompanying statement of assets and liabilities of AGA Separate Account A (the "Company"), formerly known as WNL Separate Account A, as of December 31, 1997, and the related statements of operations and changes in net assets for the year ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with AGA Series Trust, formerly known as WNL Series Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AGA Separate Account A as of December 31, 1997, the results of its operations, and the changes in its net assets for the year ended December 31, 1997 in conformity with generally accepted accounting principles.

                                            ERNST & YOUNG, LLP
Houston, Texas
May 12, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors and Stockholders
American General Annuity Insurance Company

     We have audited the accompanying statement of changes in net assets and liabilities of AGA Separate Account A, formerly known as WNL Separate Account A, for the year ended December 31, 1996. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with AGA Series Trust, formerly known as WNL Series Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the change in net assets of AGA Separate Account A for the year ended December 31, 1996, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.
Houston, Texas
February 20, 1997

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                  GLOBAL         GLOBAL                    CREDIT SUISSE
                                                 ADVISORS       ADVISORS      BEA GROWTH   INTERNATIONAL
                                               MONEY MARKET   GROWTH EQUITY   AND INCOME      EQUITY
                                                PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------   -------------   ----------   -------------
ASSETS
Investments:
  Net asset value per share..................   $     1.00     $    14.07     $    12.72    $    10.35
                                                ==========     ==========     ==========    ==========
  Number of shares...........................    5,100,264        520,790        580,614       416,640
                                                ==========     ==========     ==========    ==========
  Identified cost............................   $5,100,264     $6,388,545     $6,696,262    $4,483,037
                                                ==========     ==========     ==========    ==========
  Market value...............................   $5,100,264     $7,327,014     $7,387,997    $4,310,325
                                                ==========     ==========     ==========    ==========
Net assets...................................   $5,100,264     $7,327,014     $7,387,997    $4,310,325
                                                ==========     ==========     ==========    ==========
Net assets attributable to:
  Contract owners............................   $4,987,695     $4,016,674     $4,408,639    $1,784,958
  American General Annuity Insurance Company
     (Note 7)................................      112,569      3,310,340      2,979,358     2,525,367
                                                ----------     ----------     ----------    ----------
                                                $5,100,264     $7,327,014     $7,387,997    $4,310,325
                                                ==========     ==========     ==========    ==========
Accumulation units of contract owners:
  Standard benefit units.....................    444,954.0      231,208.0      262,116.1     126,400.0
  Enhanced benefit units.....................     13,476.5       19,281.5       44,598.0      19,510.4
Accumulation value per unit:
  Standard benefit units.....................   $    10.88     $    16.04     $    14.38    $    12.24
  Enhanced benefit units.....................   $    10.84     $    15.99     $    14.33    $    12.20

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 1997

                                                      VAN KAMPEN
                                                       AMERICAN         SALOMON
                                                       CAPITAL         BROTHERS        ELITE VALUE
                                                       EMERGING     U.S. GOVERNMENT       ASSET
                                                        GROWTH        SECURITIES       ALLOCATION
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                      ----------    ---------------    -----------
ASSETS
Investments:
  Net asset value per share.........................  $    13.87      $    10.07       $    14.38
                                                      ==========      ==========       ==========
  Number of shares..................................     396,522         395,899          658,676
                                                      ==========      ==========       ==========
  Identified cost...................................  $4,916,092      $3,968,605       $8,759,846
                                                      ==========      ==========       ==========
  Market value......................................  $5,498,597      $3,985,899       $9,470,619
                                                      ==========      ==========       ==========
Net assets..........................................  $5,498,597      $3,985,899       $9,470,619
                                                      ==========      ==========       ==========
Net assets attributable to:
  Contract owners...................................  $4,781,451      $1,734,114       $7,936,388
  American General Annuity Insurance Company (Note
     7).............................................     717,146       2,251,785        1,534,231
                                                      ----------      ----------       ----------
                                                      $5,498,597      $3,985,899       $9,470,619
                                                      ==========      ==========       ==========
Accumulation units of contract owners:
  Standard benefit units............................   303,011.2       126,832.5        461,930.1
  Enhanced benefit units............................    41,160.9        32,205.2         72,104.8
Accumulation value per unit:
  Standard benefit units............................  $    13.90      $    10.91       $    14.87
  Enhanced benefit units............................  $    13.85      $    10.87       $    14.82

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

                                         GLOBAL ADVISORS   GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
                                          MONEY MARKET      GROWTH EQUITY    AND INCOME    INTERNATIONAL
                                            PORTFOLIO         PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
                                         ---------------   ---------------   ----------   ----------------
Investment income:
  Income:
     Dividends.........................     $159,789         $   69,791       $138,994       $ 125,860
  Expenses:
     Mortality and expense risk and
       administrative fees.............       40,568             32,350         31,908          14,538
                                            --------         ----------       --------       ---------
Net investment income..................      119,221             37,441        107,086         111,322
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on sale of Trust
     shares............................           --            130,354        100,916          13,670
  Net unrealized gain (loss) on Trust
     shares............................           --            531,795        480,921        (288,014)
  Capital gain distributions from the
     Trust.............................           --            636,692        237,747         174,638
                                            --------         ----------       --------       ---------
Net realized and unrealized gain (loss)
  on investments.......................           --          1,298,841        819,584         (99,706)
                                            --------         ----------       --------       ---------
Increase in net assets resulting from
  operations...........................     $119,221         $1,336,282       $926,670       $  11,616
                                            ========         ==========       ========       =========

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                     STATEMENT OF OPERATIONS -- (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1997

                                        VAN KAMPEN
                                         AMERICAN                       SALOMON
                                         CAPITAL                       BROTHERS
                                         EMERGING     BLACKROCK     U.S. GOVERNMENT     ELITE VALUE
                                          GROWTH     MANAGED BOND     SECURITIES      ASSET ALLOCATION
                                        PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                        ----------   ------------   ---------------   ----------------
Investment income:
  Income:
     Dividends........................   $  7,882      $199,788        $160,062           $ 86,761
  Expenses:
     Mortality and expense risk and
       administrative fees............     41,734         7,886           6,091             58,704
                                         --------      --------        --------           --------
Net investment income (loss)..........    (33,852)      191,902         153,971             28,057
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on sale of Trust
     shares...........................     20,833        49,882           3,525            205,487
  Net unrealized gain on Trust
     shares...........................    581,783        62,853          58,319            403,870
  Capital gain distributions from the
     Trust............................         --        28,519              --            213,790
                                         --------      --------        --------           --------
Net realized and unrealized gain on
  investments.........................    602,616       141,254          61,844            823,147
                                         --------      --------        --------           --------
Increase in net assets resulting from
  operations..........................   $568,764      $333,156        $215,815           $851,204
                                         ========      ========        ========           ========

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997

                                         GLOBAL ADVISORS   GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
                                          MONEY MARKET      GROWTH EQUITY    AND INCOME    INTERNATIONAL
                                            PORTFOLIO         PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
                                         ---------------   ---------------   ----------   ----------------
Increase in net assets from operations:
  Net investment income................   $    119,221       $   37,441      $  107,086      $  111,322
  Net realized gain on investments.....             --          130,354         100,916          13,670
  Net unrealized gain (loss) on
     investments.......................             --          531,795         480,921        (288,014)
  Realized gain distributions
     reinvested........................             --          636,692         237,747         174,638
                                          ------------       ----------      ----------      ----------
Increase in net assets from
  operations...........................        119,221        1,336,282         926,670          11,616
Increase (decrease) in net assets from
  variable annuity contract
  transactions:
  Contract purchase payments...........     21,397,097          542,144         862,564         357,394
  Surrenders and withdrawals...........       (777,511)         (76,995)        (81,416)        (67,495)
  Death benefit payments...............             --          (18,871)             --              --
  Transfers (to) from general
     account...........................     (2,621,752)           2,689         (10,270)          2,524
  Intra-portfolio transfers............    (14,307,815)       2,121,299       2,545,350       1,279,304
                                          ------------       ----------      ----------      ----------
Increase (decrease) in net assets from
  variable annuity contract
  transactions.........................      3,690,019        2,570,266       3,316,228       1,571,727
Capital distribution to American
  General Annuity Insurance Company:...             --               --              --              --
                                          ------------       ----------      ----------      ----------
  Total increase (decrease) in net
     assets............................      3,809,240        3,906,548       4,242,898       1,583,343
  Net assets at beginning of year......      1,291,024        3,420,466       3,145,099       2,726,982
                                          ------------       ----------      ----------      ----------
  Net assets at end of year............   $  5,100,264       $7,327,014      $7,387,997      $4,310,325
                                          ============       ==========      ==========      ==========

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

               STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1997

                                        VAN KAMPEN
                                         AMERICAN                       SALOMON
                                         CAPITAL                       BROTHERS
                                         EMERGING     BLACKROCK     U.S. GOVERNMENT     ELITE VALUE
                                          GROWTH     MANAGED BOND     SECURITIES      ASSET ALLOCATION
                                        PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                        ----------   ------------   ---------------   ----------------
Increase in net assets from
  operations:
  Net investment income (loss)........  $  (33,852)  $   191,902      $  153,971         $   28,057
  Net realized gain on investments....      20,833        49,882           3,525            205,487
  Net unrealized gain on
     investments......................     581,783        62,853          58,319            403,870
  Realized gain distributions
     reinvested.......................          --        28,519              --            213,790
                                        ----------   -----------      ----------         ----------
Increase in net assets from
  operations..........................     568,764       333,156         215,815            851,204
Increase (decrease) in net assets from
  variable annuity contract
  transactions:
  Contract purchase payments..........     867,637       250,628          92,161          1,260,185
  Surrenders and withdrawals..........     (60,234)      (38,350)        (40,812)          (171,166)
  Death benefit payments..............     (16,672)           --              --                 --
  Transfers to general account........     (21,657)           --              --             (8,947)
  Intra-portfolio transfers...........   2,278,922      (521,383)      1,372,018          5,232,305
                                        ----------   -----------      ----------         ----------
Increase (decrease) in net assets from
  variable annuity contract
  transactions........................   3,047,996      (309,105)      1,423,367          6,312,377
Capital distribution to American
  General Annuity Insurance
  Company:............................          --    (3,400,169)             --                 --
                                        ----------   -----------      ----------         ----------
  Total increase (decrease) in net
     assets...........................   3,616,760    (3,376,118)      1,639,182          7,163,581
  Net assets at beginning of year.....   1,881,837     3,376,118       2,346,717          2,307,038
                                        ----------   -----------      ----------         ----------
  Net assets at end of year...........  $5,498,597   $        --      $3,985,899         $9,470,619
                                        ==========   ===========      ==========         ==========

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

               STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1996

                                         GLOBAL ADVISORS   GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
                                          MONEY MARKET      GROWTH EQUITY    AND INCOME    INTERNATIONAL
                                            PORTFOLIO         PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
                                         ---------------   ---------------   ----------   ----------------
Increase in net assets from operations:
  Net investment income (loss).........    $    28,527       $   42,344      $  115,002      $   85,456
  Net realized gain (loss) on
     investments.......................             --            2,446             649           3,291
  Net unrealized gain (loss) on
     investments.......................             --          345,342         118,099          48,275
  Realized gain distributions
     reinvested........................             --          123,806         102,803         223,678
                                           -----------       ----------      ----------      ----------
Increase in net assets from
  operations...........................         28,527          513,938         336,553         360,700
Increase (decrease) in net assets from
  variable annuity contract
  transactions:
  Contract purchase payments...........      5,880,850           65,850          65,642          12,334
  Surrenders and withdrawals...........         (3,961)          (2,169)         (3,500)         (9,327)
  Death benefit payments...............             --               --              --              --
  Transfers to general account.........       (483,232)              --              --              --
  Intra-portfolio transfers............     (4,257,439)         770,208         610,085         280,251
                                           -----------       ----------      ----------      ----------
Increase in net assets from variable
  annuity contract transactions........      1,136,218          833,889         672,227         283,258
Capital distribution from American
  General Annuity Insurance Company:...             --               --              --              --
                                           -----------       ----------      ----------      ----------
  Total increase in net assets.........      1,164,745        1,347,827       1,008,780         643,958
  Net assets at beginning of year......        126,279        2,072,639       2,136,319       2,083,024
                                           -----------       ----------      ----------      ----------
  Net assets at end of year............    $ 1,291,024       $3,420,466      $3,145,099      $2,726,982
                                           ===========       ==========      ==========      ==========

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

               STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1996

                                      VAN KAMPEN
                                       AMERICAN                         SALOMON
                                       CAPITAL       BLACKROCK         BROTHERS
                                       EMERGING       MANAGED       U.S. GOVERNMENT      ELITE VALUE
                                        GROWTH          BOND          SECURITIES       ASSET ALLOCATION
                                      PORTFOLIO      PORTFOLIO         PORTFOLIO          PORTFOLIO
                                      ----------    ------------    ---------------    ----------------
Increase in net assets from
  operations:
  Net investment income (loss)......  $   (4,773)    $  187,081       $  119,192          $   20,518
  Net realized gain (loss) on
     investments....................      83,267           (116)            (225)              2,490
  Net unrealized gain (loss) on
     investments....................         622        (62,846)         (41,021)            306,894
  Realized gain distributions
     reinvested.....................      49,696             --               --              28,615
                                      ----------     ----------       ----------          ----------
Increase in net assets from
  operations........................     128,812        124,119           77,946             358,517
Increase (decrease) in net assets
  from variable annuity contract
  transactions:
  Contract purchase payments........     122,596          1,882              400              31,419
  Surrenders and withdrawals........      (4,606)          (915)         (10,042)            (12,454)
  Death benefit payments............          --             --               --                  --
  Transfers to general account......          --             --               --                  --
  Intra-portfolio transfers.........   1,135,035        251,032          278,413             929,556
                                      ----------     ----------       ----------          ----------
Increase in net assets from variable
  annuity contract transactions.....   1,253,025        251,999          268,771             948,521
Capital distribution from American
  General Annuity Insurance
  Company: .........................     500,000      3,000,000        2,000,000           1,000,000
                                      ----------     ----------       ----------          ----------
  Total increase in net assets......   1,881,837      3,376,118        2,346,717           2,307,038
  Net assets at beginning of year...          --             --               --                  --
                                      ----------     ----------       ----------          ----------
  Net assets at end of year.........  $1,881,837     $3,376,118       $2,346,717          $2,307,038
                                      ==========     ==========       ==========          ==========

                            See accompanying notes.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

1. ORGANIZATION

     AGA Separate Account A (the "Separate Account"), formerly known as WNL Separate Account A, was established by (the "Company"), formerly known as Western National Life Insurance Company, to fund variable annuity insurance contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is divided into seven sub-accounts. Each sub-account invests in one portfolio of AGA Series Trust (the "Trust"), formerly known as WNL Series Trust. The Trust is managed by AGA Investment Advisory Services, Inc. (the "Adviser"), formerly known as WNL Investment Advisory Services, Inc., an affiliate of the Company. As of December 31, 1997, the Trust portfolios available to contract holders through the various sub-accounts ("Portfolios") are as follows:

     AGA Series Trust:
          Global Advisors Money Market Portfolio
          Global Advisors Growth Equity Portfolio
          BEA Growth and Income Portfolio
          Credit Suisse International Equity Portfolio
          Van Kampen American Capital Emerging Growth Portfolio (formerly
              American Capital Emerging Growth Portfolio)
          Salomon Brothers U.S. Government Securities Portfolio
          Elite Value Asset Allocation Portfolio (formerly Quest for Value Asset
              Allocation Portfolio)

     In addition to the seven sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the "ElitePlus Bonus Variable Annuity Prospectus" for a complete description of the Trust portfolios.

     During 1997, the BlackRock Managed Bond sub-account was eliminated as one of the investment options of the contract owners. Contract owners were given the opportunity to transfer their BlackRock Managed Bond sub-account value to any other sub-account without limitation or changes prior to December 17, 1997. Thereafter, shares of the Salomon Brothers U.S. Government Securities Portfolio were substituted for shares of the BlackRock Managed Bond Portfolio.

     Net premiums from the contracts are allocated to the sub-accounts and invested in the Portfolios in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. There is no assurance that the investment objectives of any of the Portfolios will be met. Contract owners bear the complete investment risk for purchase payments allocated to a sub-account.

2. SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles. The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow.

  Investment Valuation

     The investment shares of the Portfolios are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio. It is reasonably possible that changes in the economic

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

environment will occur in the near term and that such changes will have a material effect on the net asset value per share of the Portfolios included in the Trust.

  Investment Transactions and Related Investment Income

     Investment transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from investment transactions are reported on the basis of first-in, first-out for financial reporting and federal income tax purposes.

  Annuity Reserves

     At December 31, 1997, the Separate Account did not have contracts in the annuity pay-out phase; therefore, no future policy benefit reserve was required.

  Federal Income Taxes

     The Company is taxed as a life insurance company and includes the operations of the Separate Account in its federal income tax return. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing laws, taxes are not currently payable on the investment income on the realized gains of the Separate Account. The Company reserves the right to allocate to the Separate Account any federal, state, or other tax liability that may result in the future from maintenance of the Separate Account.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

     Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the Portfolios attributable to the contract owners and are paid to the Company. The annual rate for administrative expenses is .15% and the annual rate for the mortality and expense risks is 1.25%. The annual rate for enhanced death benefit option is .15%. For the year ended December 31, 1997, deductions for administrative expenses and mortality and expense risk charges were $24,727 and $209,050, respectively.

     An annual maintenance charge of $30 per contract is assessed on the contract anniversary during the accumulation period for the maintenance of the contract. The maintenance charge is not assessed if the contract value on the contract anniversary equals or exceeds $40,000. Maintenance charges totaled $7,212 for the year ended December 31, 1997.

     A contingent deferred sales charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the year ended December 31, 1997, deferred sales charges totaled $20,229 and are included as a component of surrenders and withdrawals on the statement of changes in net assets.

     There are other deductions from and expenses (including management fees paid to the investment adviser as other expenses) paid out of the assets of the Trust. As full compensation for its services under the Investment Advisory Agreement, the Adviser receives a monthly fee from the Trust based on annual rates

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

which range from .45% to .90% based on the average daily net assets of each Portfolio. The Adviser has waived that portion of its management fee which is in excess of the amount payable by the Adviser to each sub-adviser pursuant to the respective subadvisory agreements for each Portfolio through May 1, 1998. In addition, the Company reimbursed each Portfolio for all operating expenses, excluding management fees, that exceeded .12% of each Portfolio's average daily net assets through May 1, 1998.

     For the year ended December 31, 1997, the Adviser waived advisory fees and the Company reimbursed operating expenses as follows:

                                                               ADVISORY       EXPENSES
                                                              FEES WAIVED    REIMBURSED
                                                              -----------    ----------
Global Advisors Money Market Portfolio......................    $ 7,387       $106,355
Global Advisors Growth Equity Portfolio.....................    $13,030       $133,368
BEA Growth and Income Portfolio.............................    $12,263       $117,412
Credit Suisse International Equity Portfolio................    $ 9,113       $147,213
Van Kampen American Capital Emerging Growth Portfolio.......    $ 8,943       $170,896
Salomon Brothers U.S. Government Securities Portfolio.......    $ 6,395       $104,434
Elite Value Asset Allocation Portfolio......................    $13,732       $109,560

4. PURCHASE AND SALE OF INVESTMENTS

     Portfolio shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders) and with reinvestment of dividend and capital distributions made by the Portfolios. The aggregate cost of purchases and proceeds from sales of investment in the Trust shares for the year ended December 31, 1997 was $40,050,074 and $19,281,037, respectively, and $21,165,690 and $7,804,034, respectively, for the year ended December 31, 1996. The cost of total investments in Trust shares owned at December 31, 1997 and 1996 was the same for financial reporting and federal income tax purposes. At December 31, 1997, gross unrealized appreciation and depreciation on Trust shares was $2,940,777 and $172,712, respectively.

5. NET INCREASE (DECREASE) IN ACCUMULATION UNITS

     The Company offers owners standard and enhanced death benefit contracts, which differ in the calculation of death benefits and related charges.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The increase (decrease) in accumulation units for the years ended are as follows:

     For the year ended December 31, 1997:

                                  GLOBAL ADVISORS    GLOBAL ADVISORS      BEA GROWTH        CREDIT SUISSE
                                   MONEY MARKET       GROWTH EQUITY       AND INCOME        INTERNATIONAL
                                     PORTFOLIO          PORTFOLIO          PORTFOLIO       EQUITY PORTFOLIO
                                  ---------------    ---------------    ---------------    ----------------
Standard benefit units:
  Outstanding at beginning of
     year.......................       109,837.9         68,154.9           48,634.3            17,186.2
  Increase for payments
     received...................     1,748,815.9         35,404.8           60,968.9            26,594.6
  Decrease for surrendered
     contracts..................       (62,967.4)        (4,923.2)          (5,242.9)           (2,943.8)
  Decrease for death claims.....              --         (1,202.5)                --                  --
  Change for net interfund
     exchanges..................    (1,350,732.4)       133,774.0          157,755.8            85,563.0
                                   -------------       ----------         ----------          ----------
  Outstanding at end of
     period.....................       444,954.0        231,208.0          262,116.1           126,400.0
                                   =============       ==========         ==========          ==========
Enhanced benefit units:
  Outstanding at beginning of
     year.......................         3,403.7          5,232.7           11,709.8             8,510.2
  Increase for payments
     received...................       254,399.5            225.9              658.6                88.1
  Decrease for surrendered
     contracts..................       (10,056.9)          (312.5)            (845.4)           (2,159.1)
  Decrease for death claims.....              --               --                 --                  --
  Change for net interfund
     exchanges..................      (234,269.8)        14,135.4           33,075.0            13,071.2
                                   -------------       ----------         ----------          ----------
  Outstanding at end of
     period.....................        13,476.5         19,281.5           44,598.0            19,510.4
                                   =============       ==========         ==========          ==========

                                    VAN KAMPEN
                                     AMERICAN                               SALOMON
                                      CAPITAL                              BROTHERS          ELITE VALUE
                                     EMERGING           BLACKROCK       U.S. GOVERNMENT         ASSET
                                      GROWTH          MANAGED BOND        SECURITIES          ALLOCATION
                                     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                  ---------------    ---------------    ---------------    ----------------
Standard benefit units:
  Outstanding at beginning of
     year.......................       107,870.9         14,436.2           15,638.1            69,575.7
  Increase for payments
     received...................        61,310.8         23,328.7            8,598.5            84,615.1
  Decrease for surrendered
     contracts..................        (4,703.4)        (2,641.1)            (674.1)           (8,707.2)
  Decrease for death claims.....        (1,147.7)              --                 --                  --
  Change for net interfund
     exchanges..................       139,680.6        (35,123.8)         103,270.0           316,446.5
                                   -------------       ----------         ----------          ----------
  Outstanding at end of
     period.....................       303,011.2               --          126,832.5           461,930.1
                                   =============       ==========         ==========          ==========
Enhanced benefit units:
  Outstanding at beginning of
     year.......................         2,072.6         11,399.4           11,806.1            13,965.2
  Increase for payments
     received...................         2,711.6               --                 --               272.4
  Decrease for surrendered
     contracts..................            (5.8)          (933.2)          (3,245.5)           (3,424.9)
  Decrease for death claims.....              --               --                 --                  --
  Change for net interfund
     exchanges..................        36,382.5        (10,466.2)          23,644.6            61,292.1
                                   -------------       ----------         ----------          ----------
  Outstanding at end of
     period.....................        41,160.9               --           32,205.2            72,104.8
                                   =============       ==========         ==========          ==========

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     For the year ended December 31, 1996:

                                         GLOBAL ADVISORS   GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
                                          MONEY MARKET      GROWTH EQUITY    AND INCOME    INTERNATIONAL
                                            PORTFOLIO         PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
                                         ---------------   ---------------   ----------   ----------------
Standard benefit units:
  Outstanding at beginning of year.....       2,464.4            124.2           461.8           430.6
  Increase for payments received.......     500,186.2          5,781.3         4,927.3           978.8
  Decrease for surrendered contracts...        (386.1)          (193.0)         (308.2)         (497.1)
  Change for net interfund exchanges...    (392,426.6)        62,442.4        43,553.4        16,273.9
                                           ----------         --------        --------        --------
  Outstanding at end of period.........     109,837.9         68,154.9        48,634.3        17,186.2
                                           ==========         ========        ========        ========
Enhanced benefit units:
  Outstanding at beginning of year.....          24.9               --              --              --
  Increase for payments received.......      71,973.9              3.6           933.4           108.1
  Decrease for surrendered contracts...            --               --            (2.5)         (629.8)
  Change for net interfund exchanges...     (68,595.1)         5,229.1        10,778.9         9,031.9
                                           ----------         --------        --------        --------
  Outstanding at end of period.........       3,403.7          5,232.7        11,709.8         8,510.2
                                           ==========         ========        ========        ========

                                         VAN KAMPEN
                                          AMERICAN
                                          CAPITAL                      SALOMON BROTHERS
                                          EMERGING      BLACKROCK      U.S. GOVERNMENT      ELITE VALUE
                                           GROWTH      MANAGED BOND       SECURITIES      ASSET ALLOCATION
                                         PORTFOLIO      PORTFOLIO         PORTFOLIO          PORTFOLIO
                                         ----------   --------------   ----------------   ----------------
Standard benefit units:
  Outstanding at beginning of year.....         --             --                --                 --
  Increase for payments received.......   10,902.4          154.5                --            2,570.1
  Decrease for surrendered contracts...     (387.3)         (94.3)           (155.7)            (357.2)
  Change for net interfund exchanges...   97,355.8       14,376.0          15,793.8           67,362.8
                                         ---------       --------          --------           --------
  Outstanding at end of period.........  107,870.9       14,436.2          15,638.1           69,575.7
                                         =========       ========          ========           ========
Enhanced benefit units:
  Outstanding at beginning of year.....         --             --                --                 --
  Increase for payments received.......         --           41.6              41.4              237.0
  Decrease for surrendered contracts...         --             --            (855.9)            (769.0)
  Change for net interfund exchanges...    2,072.6       11,357.8          12,620.6           14,497.2
                                         ---------       --------          --------           --------
  Outstanding at end of period.........    2,072.6       11,399.4          11,806.1           13,965.2
                                         =========       ========          ========           ========

6. DISTRIBUTION AGREEMENT

     AGA Brokerage Services, Inc. ("AGA Brokerage"), formerly WNL Brokerage Services, Inc., a wholly owned subsidiary of WNL Holding Corp., acts as the principal underwriter of the contracts funded by the Separate Account. AGA Brokerage is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The contracts are sold by registered representatives of the Company, who are also insurance agents under state law.

7. RELATED PARTIES

     Total capital contributed by the Company to the Separate Account was $9,600,000 as of December 31, 1997. The capital was contributed to provide diversification and to enhance investment performance. The capital will be removed as the funds grow large enough to meet the diversification requirements without the

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                             AGA SEPARATE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

additional capital. During 1997, the Company received a capital distribution from the Separate Account of $3,400,169 due to the elimination of the BlackRock Managed Bond Portfolio as one of the available investment options to contract owners. Dividends, realized gain distributions, and unrealized gains related to the contributed capital as of and for the year ended were $517,091, $573,091, and $2,149,932, respectively.

8. SUBSEQUENT EVENT

     On February 25, 1998, the Company's parent, Western National Corporation, was acquired by American General Corporation.

                              FINANCIAL STATEMENTS

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                         INDEX TO FINANCIAL STATEMENTS

                                                               PAGE
                                                               ----
Reports of Independent Auditors.............................    F-2
Balance Sheet as of December 31, 1997 and 1996..............    F-4
Statement of Operations for the years ended December 31,
  1997, 1996 and 1995.......................................    F-5
Statement of Shareholder's Equity for the years ended
  December 31, 1997, 1996 and 1995..........................    F-6
Statement of Cash Flows for the years ended December 31,
  1997, 1996 and 1995.......................................    F-7
Notes to Financial Statements...............................    F-8
Report of Independent Auditors on Financial Statement
  Schedule..................................................   F-29
Financial Statement Schedule:
  Schedule VI -- Reinsurance for the years ended December
     31, 1997, 1996 and 1995................................   F-30

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
American General Annuity Insurance Company

     We have audited the accompanying balance sheet of American General Annuity Insurance Company (formerly known as Western National Life Insurance Company) as of December 31, 1997, and the related statements of Operations, shareholders equity, and cash flows for the year ended December 31, 1997. Our audit also included the financial statement schedule listed in the Index on page F-1 of this Form N-4. These financial statements and schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards and those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Annuity Insurance Company at December 31, 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1997, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedule, when considered in relation to the basic financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

                                            ERNST & YOUNG LLP

Houston, Texas
May 12, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
American General Annuity Insurance Company

     We have audited the accompanying balance sheet of American General Annuity Insurance Company, formerly known as Western National Life Insurance Company, as of December 31, 1996, and the related statements of operations, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Annuity Insurance Company as of December 31, 1996, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.

Houston, Texas
February 5, 1997

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                                 BALANCE SHEET
                           DECEMBER 31, 1997 AND 1996
                             (DOLLARS IN MILLIONS)

                                     ASSETS

                                                                1997        1996
                                                              ---------   ---------
Investments:
  Fixed maturities actively managed at fair value (amortized
     cost: 1997 -- $9,635.1; 1996 -- $8,738.4)..............  $ 9,989.2   $ 8,842.5
  Equity securities at fair value (cost: 1997 -- $10.1;
     1996 -- $0.0)..........................................       10.4          --
  Mortgage loans............................................      102.5       122.7
  Credit-tenant loans.......................................      217.0       208.5
  Policy loans..............................................       61.8        66.8
  Other invested assets.....................................       33.4        24.5
  Receivable for securities.................................        3.4         0.4
  Short-term investments....................................      475.6       105.4
                                                              ---------   ---------
          Total investments.................................   10,893.3     9,370.8
Accrued investment income...................................      161.7       156.6
Funds held by reinsurer and reinsurance receivables.........      220.8        98.0
Cost of policies purchased..................................        7.7        50.4
Cost of policies produced...................................      418.0       380.2
Current income taxes........................................        8.2          --
Other assets................................................       13.8         9.7
Separate account assets.....................................       29.6         6.0
                                                              ---------   ---------
          Total assets......................................  $11,753.1   $10,071.7
                                                              =========   =========
                       LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Insurance liabilities.....................................  $ 9,801.0   $ 8,679.9
  Investment borrowings and payable for securities..........      434.6       156.3
  Deferred income taxes.....................................      153.8        96.4
  Other liabilities.........................................       23.2        38.1
  Separate account liability................................       29.6         6.0
                                                              ---------   ---------
          Total liabilities.................................   10,442.2     8,976.7
                                                              ---------   ---------
Shareholder's equity:
  Common stock and additional paid-in capital (par value $50 per share; 100,000 shares authorized; 50,000 issued and
     outstanding)...........................................      458.5       448.5
  Unrealized appreciation of investments, net...............      129.9        39.1
  Retained earnings.........................................      722.5       607.4
                                                              ---------   ---------
          Total shareholder's equity........................    1,310.9     1,095.0
                                                              ---------   ---------
          Total liabilities and shareholder's equity........  $11,753.1   $10,071.7
                                                              =========   =========

    The accompanying notes are an integral part of the financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                             (DOLLARS IN MILLIONS)

                                                               1997     1996     1995
                                                              ------   ------   -------
Revenues:
  Insurance policy income...................................  $126.9   $ 91.0   $  26.4
  Net investment income.....................................   807.0    703.1     662.2
  Equity in earnings of partnerships investments............     0.3      7.0       3.8
  Net realized losses.......................................   (22.7)    (2.3)   (126.2)
                                                              ------   ------   -------
          Total revenues....................................   911.5    798.8     566.2
                                                              ------   ------   -------
Benefits and expenses:
  Insurance policy benefits.................................   108.8    109.6     108.3
  Change in future policy benefits and other liabilities....   114.2     74.6      14.1
  Interest expense on annuities and financial products......   425.9    381.7     364.9
  Interest expense on investment borrowing..................    17.8      8.1       8.6
  Amortization related to operations........................    48.3     41.6      37.1
  Amortization and change in future policy benefits related
     to realized gains (losses).............................    (4.0)     0.6     (29.8)
  Other operating costs and expenses........................    20.3     13.5      41.3
                                                              ------   ------   -------
          Total benefits and expenses.......................   731.3    629.7     544.5
                                                              ------   ------   -------
          Income before income taxes........................   180.2    169.1      21.7
Income tax expense..........................................    64.9     59.1       6.3
                                                              ------   ------   -------
Net income..................................................  $115.3   $110.0   $  15.4
                                                              ======   ======   =======

    The accompanying notes are an integral part of the financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                       STATEMENT OF SHAREHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                             (DOLLARS IN MILLIONS)

                                                                1997       1996      1995
                                                              --------   --------   -------
Common stock and additional paid-in capital:
  Balance, beginning of year................................  $  448.5   $  322.6   $ 322.6
     Capital contribution...................................      10.0      125.9        --
                                                              --------   --------   -------
  Balance, end of year......................................     458.5      448.5   $ 322.6
                                                              ========   ========   =======
Unrealized appreciation (depreciation) of investments, net:
  Balance, beginning of year................................  $   39.1   $  125.2   $(322.1)
     Change in unrealized appreciation (depreciation),
       net..................................................      90.8      (86.1)    447.3
                                                              --------   --------   -------
     Balance, end of year...................................  $  129.9   $   39.1   $ 125.2
                                                              ========   ========   =======
Retained earnings:
  Balance, beginning of year................................  $  607.4   $  496.9   $ 481.5
     Beginning balance for WNL Investment Advisory Services,
       Inc..................................................        --        0.5        --
     Other..................................................      (0.2)        --        --
     Net income.............................................     115.3      110.0      15.4
                                                              --------   --------   -------
  Balance, end of year......................................  $  722.5   $  607.4   $ 496.9
                                                              ========   ========   =======
          Total shareholder's equity........................  $1,310.9   $1,095.0   $ 944.7
                                                              ========   ========   =======

    The accompanying notes are an integral part of the financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                            STATEMENT OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                             (DOLLARS IN MILLIONS)

                                                                1997        1996        1995
                                                              ---------   ---------   ---------
Cash flows from operating activities:
  Net income................................................  $   115.3   $   110.0   $    15.4
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Amortization and depreciation..........................       44.9        42.6         7.3
     Realized (gains) losses on investments, net............       16.2        (2.6)      119.4
     Income taxes...........................................      (11.6)       50.4        60.7
     Increase in insurance liabilities......................       57.3         8.2       116.0
     Interest credited to insurance liabilities.............      438.4       391.8       370.2
     Fees charged to insurance liabilities..................       (6.9)       (4.4)       (4.2)
     Amortization (accrual) of investment income, net.......      (10.5)      (27.3)        3.7
     Deferral of cost of policies produced..................     (147.6)     (120.7)      (62.2)
     Other..................................................      (15.1)       (9.3)       (0.4)
                                                              ---------   ---------   ---------
          Net cash provided by operating activities.........      480.4       438.7       625.9
                                                              ---------   ---------   ---------
Cash flows from investing activities:
  Sales of investments......................................    3,091.0     3,086.8     3,151.9
  Maturities and redemptions of investments.................      581.2       431.0       376.3
  Purchases of investments..................................   (4,593.1)   (4,571.8)   (3,686.4)
                                                              ---------   ---------   ---------
          Net cash used in investing activities.............     (920.9)   (1,054.0)     (158.2)
                                                              ---------   ---------   ---------
Cash flows from financing activities:
  Deposits to insurance liabilities.........................    1,949.6     1,711.3       747.2
  Withdrawals from insurance liabilities....................   (1,440.0)   (1,402.7)   (1,052.5)
  Capital contributions from parent.........................       10.0       125.9          --
  Advances to affiliates....................................        6.0          --          --
  Investment borrowings, net................................      285.1      (128.6)      226.6
                                                              ---------   ---------   ---------
          Net cash provided by (used in) financing
            activities......................................      810.7       305.9       (78.7)
                                                              ---------   ---------   ---------
          Net increase (decrease) in short-term
            investments.....................................      370.2      (309.4)      389.0
Short-term investments beginning of year....................      105.4       414.8        25.8
                                                              ---------   ---------   ---------
Short-term investments end of year..........................  $   475.6   $   105.4   $   414.8
                                                              =========   =========   =========
Supplemental cash flow disclosure:
  Income taxes (refunded) paid, net.........................  $    75.1   $   (25.4)  $    (4.7)
                                                              =========   =========   =========
  Interest paid on investment borrowings....................  $    17.8   $     8.4   $     8.0
                                                              =========   =========   =========

    The accompanying notes are an integral part of the financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

  Organization, Nature of Operations and Basis of Presentation

     American General Annuity Insurance Company (the "Company") is a State of Texas domiciled life insurance company that was founded in 1944. The Company is a wholly-owned subsidiary of Western National Corporation ("Western National"). In February 1994, Conseco, Inc. ("Conseco") transferred ownership of the Company to Western National, an insurance holding company formed by Conseco. The transactions were approved by the Texas Department of Insurance. Western National completed an initial public offering of its common stock in February 1994 whereby Conseco retained approximately 40% ownership of Western National's common stock. On December 23, 1994, AGC Life Insurance Company ("AGC Life"), a Missouri-domiciled life insurer, purchased the remaining shares of common stock held by Conseco. AGC Life is a wholly-owned subsidiary of American General Corporation, a Texas corporation ("AGC"). References to "American General" are references to AGC and its direct and indirect majority controlled subsidiaries. As of December 31, 1996, American General owned approximately a 46% equity interest in Western National. The increase in American General's equity interest was the result of Western National issuing preferred stock to American General in September 1996. On February 25, 1998, with the approval of the Texas Department of Insurance and the shareholders of Western National, American General acquired the remaining 54% of the outstanding common stock of Western National for consideration valued at approximately $1.2 billion. The financial statements are presented on an historical basis of accounting and do not reflect any of the push down of purchase accounting adjustments that will occur upon the acquisition.

     WNL Investment Advisory Services, Inc. ("WNLIAS") was formed primarily to manage the Company's investment portfolio and to own certain investments of the Company. On March 27, 1998, WNLIAS changed its name to AGA Investment Advisory Services, Inc ("AGAIAS"). AGAIAS is an investment subsidiary as defined by the National Association of Insurance Commissioners. The Company and AGAIAS are subsidiaries of Western National and are under common management control. The accompanying financial statements include the accounts of WNLIAS as of and for the years ended December 31, 1997 and 1996. The Company's investment in WNLIAS preferred stock, intercompany investment advisory fees, and other intercompany accounts have been eliminated.

     The Company develops, markets and issues annuity products through niche distribution channels. The Company sells deferred annuities, including its proprietary fixed annuities, to the savings and retirement markets through financial institutions (primarily banks and thrifts), and sells deferred annuities to both tax-qualified and nonqualified retirement markets through personal producing general agents ("PPGAs"). The Company also sells deferred annuities through its direct sales operations. Under a joint marketing arrangement with American General Life Insurance Company ("AGLIC"), the Company markets and coinsures single premium immediate annuities ("SPIAs") through specialty brokers to the structured settlement market. The Company also sells SPIAs (other than structured settlement SPIAs) through its financial institution and PPGA distribution channels. The Company commenced sales of its first variable annuity product in fourth quarter 1995. Sales of deferred annuities through financial institutions comprised 81%, 82% and 68% of net premiums collected in 1997, 1996 and 1995, respectively. Sales through a single financial institution comprised 40% of net premiums collected in 1997.

  Overall Effect of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  Investments

     Fixed maturity investments ("fixed maturities") are debt securities that have original maturities greater than one year and are comprised of investments such as U.S. Treasury securities, mortgage-backed securities, corporate bonds, asset-backed securities and redeemable preferred stocks. Equity securities include common and non-redeemable preferred stocks. The Company follows the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), and, accordingly, classifies its fixed maturities and equity securities into the following categories:

     - Actively managed fixed maturities and equity securities are securities that may be sold prior to maturity due to changes that might occur in market interest rates, changes in prepayment risk, the Company's management of its income tax position, general liquidity needs, increase in loan demand, the need to increase regulatory capital or similar factors. Actively managed securities are carried at estimated fair value and the net unrealized gains (losses) are recorded as a component of shareholder's equity, net of tax and related adjustments described below. All of the Company's fixed maturities and equity securities were classified as actively managed as of December 31, 1997 and 1996.

     - Held to maturity securities are those debt securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of such securities under certain unforeseen circumstances, such as issuer credit deterioration or changes in regulatory requirements. The Company had no held to maturity securities in 1997 and 1996.

     - Trading account securities are fixed maturity and equity securities that are bought and held primarily for the purpose of selling them in the near term. Trading account securities are carried at estimated fair value and the net unrealized gains (losses) are included as a component of net trading income. The Company had no trading account activities in 1997 or 1996.

     Changes in interest rates have a direct, inverse impact on the market value of fixed-income investments. It is reasonably possible that changes in interest rates will occur in the near term and, as a result of SFAS 115, such changes will have a material impact on the carrying value of actively managed fixed maturity and equity securities, with an offsetting effect to stockholder's equity, net of the related effects on cost of policies purchased and produced and deferred income taxes.

     Anticipated returns, including realized gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity and equity securities are stated at fair value, an adjustment is made to the cost of policies purchased and the cost of policies produced equal to the change in amortization that would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows including investment income, are insufficient to cover future benefits and expenses.

     Mortgage loans and credit-tenant loans are carried at amortized cost. Policy loans are carried at their current unpaid principal balance. Fees received and costs incurred in connection with the Company's origination of these loans are deferred and amortized as yield adjustments over the loan's remaining contractual lives in accordance with SFAS 91. Short-term investments, which principally include commercial paper, cash and other financial instruments with original maturities of 90 days or less, are carried at amortized cost.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     Discounts and premiums of investment securities to par are amortized as yield adjustments over the contractual lives of the underlying securities and callable corporate bonds. Principal prepayments can alter the cash flow pattern and yield of prepayment-sensitive investments such as mortgage-backed securities ("MBS") and callable bonds. The accretion of discount and amortization of premium takes into consideration actual and estimated principal prepayments. In the case of MBS, the Company utilizes estimated prepayment speed information obtained from published sources or from estimates developed internally. The effects on the yield of a security from changes in principal prepayments are recognized retrospectively, except for interest only or residual interests in structured securities which are recognized prospectively. The degree to which a security is susceptible to yield adjustments is influenced by the difference between its carrying value and par, the relative sensitivity of the underlying assets backing the securities to changing interest rates, and the repayment priority of the securities in the overall securitization structure. Prepayments may also reduce future yield to the extent that proceeds are reinvested in a lower rate environment.

     The Company manages the extent of these risks by (i) principally purchasing securities which are backed by collateral with lower prepayment sensitivity (such as MBS priced at or near par value that are highly seasoned), (ii) avoiding securities with values heavily influenced by changes in prepayments (such as interest-only and principal-only securities), and (iii) purchasing securities with prepayment protected structures.

     The specific identification method is used to account for the disposition of investments. The differences between the sales proceeds and the carrying values are reported as gains (losses), or in the case of prepayments, as adjustments to investment income. Declines in values of investments which are considered other than temporary are recognized as realized losses. Subsequent recoveries in value are recognized only when the investments are sold.

     The Company occasionally uses derivative financial instruments to alter interest rate exposure arising from mismatches between assets and liabilities. Certain of the Company's fixed maturity investments are floating-rate instruments. In an effort to reasonably closely match the average duration of assets and liabilities, the Company has entered into interest rate swap contracts that effectively convert the floating-rate securities to fixed-rate instruments. Specifically, the Company contracts with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional amount. The Company pays the floating rate and receives the fixed rate, with the net difference charged or credited as an adjustment to investment income. The Company's investment guidelines provide that all swap contracts must be either
(i) with parties rated "A" or better by a nationally recognized statistical rating service, and/or (ii) secured by collateral approved by the Company's Investment Committee.

     The Company occasionally enters into mortgage dollar roll and reverse repurchase transactions (collectively, "dollar rolls") when earnings enhancement opportunities arise. Dollar rolls are agreements with an outside source, usually broker/dealers, to sell mortgage-backed securities and then, at a predetermined date, to buy back "substantially the same securities". The securities "rolled" are agency pass-throughs [i.e., have been issued, assumed or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC")].

     The Company enters into dollar rolls whenever a positive spread can be realized from the implicit interest cost of the investment borrowings and the reinvestment of the proceeds in short-term financial instruments. Because both sides of the transaction are entered into on the basis of short-term, money-market rates, dollar rolls involve relatively little duration risk while providing an enhancement to investment income. The Company's dollar rolls are accounted for as short-term investment borrowings.

     Other invested assets include investments in limited partnerships. The Company follows the equity method of accounting for these investments. Limited partnerships investments are likely to result in a higher

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

degree of volatility in reported earnings than is typically the case with fixed income investments, and present a greater risk of loss, as they reflect claims on an issuer's capital structure junior to that of most fixed-income investments.

  Cost of Policies Purchased

     The cost of policies purchased represents the portion of Conseco's cost of acquiring the Company in 1987 that was attributable to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. The value of the cost of policies purchased is the actuarially determined present value of the projected future cash flows from the acquired policies.

     Expected future cash flows used in determining the cost of policies purchased are based on actuarially determined projections of future premium collection, mortality, surrenders, benefit payments, operating expenses, changes in insurance liabilities, investment yields on the assets held to back such policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date based on the collective judgment of the management of the Company. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains (losses), mortality and morbidity costs and other factors. These variances from original projections, whether positive or negative, are included in net income as they occur. To the extent that these variances indicate that future cash flows will differ from those reflected in the scheduled amortization of the cost of policies purchased, current and future amortization is adjusted. Therefore, when the Company sells fixed maturities and recognizes a gain (loss) it also reduces (increases) the future investment spread because the proceeds from the sale of investments are reinvested at a lower (higher) earnings rate and amortization is increased (decreased) to reflect the change in the incidence of cash flows. The discount rate used to determine such value is the current rate of return the Company would require to justify the investment.

     The cost of policies purchased is amortized (with interest at the same rate used to determine the discounted value of the asset) based on the incidence of the expected cash flows. Recoverability of the cost of policies purchased is evaluated regularly by comparing the current estimate of expected future cash flows (discounted at the rate of interest that accrues to the policies) to the unamortized asset balance by line of insurance business. If such current estimate indicates that the existing insurance liabilities, together with the present value of future net cash flows from the business, will not be sufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is also adjusted for the current and future years to reflect (i) the revised estimate of future cash flows and (ii) the revised interest rate (but not greater than the rate initially used and not lower than the rate of interest earned on invested assets) at which the discounted present value of such expected future profits equals the unamortized asset balance. Expected future cash flows used in determining the amortization pattern and recoverability of cost of policies purchased is based on historical gross profits and management's estimates and assumptions regarding future investment spreads, maintenance expenses, and persistency of the block of business. The accuracy of the estimates and assumptions are impacted by several factors, including factors outside the control of management such as movements in interest rates and competition from other investment alternatives. It is reasonably possible that conditions impacting the estimates and assumptions will change and that such changes will result in future adjustments to cost of policies purchased.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  Cost of Policies Produced

     Costs of producing new business (primarily commissions and certain costs of policy issuance and underwriting) which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future profits. Such costs are amortized with interest as follows:

     - For universal life-type contracts and investment-type contracts, in relation to the present value of expected gross profits from these contracts, discounted using the interest rate credited to the policy;

     - For immediate annuities with mortality risks, in relation to the present value of benefits to be paid;

     - For traditional life contracts, in relation to future anticipated premium revenue using the same assumptions that are used in calculating the insurance liabilities.

     Recoverability of the unamortized balance of the cost of policies produced is evaluated regularly. For universal life-type contracts and investment-type contracts, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a material change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between cumulative amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of future cash flows and the policy liabilities is not sufficient to cover such asset balance. Expected gross profits used in determining the amortization pattern and recoverability of cost of policies produced is based on historical gross profits and management's estimates and assumptions regarding future investment spreads, maintenance expenses, and persistency of the block of business. The accuracy of the estimates and assumptions are impacted by several factors, including factors outside the control of management such as movements in interest rates and competition from other investment alternatives. It is reasonably possible that conditions impacting the estimates and assumptions will change and that such changes will result in future adjustments to cost of policies produced.

  Insurance Liabilities, Recognition of Insurance Policy Income and Related Benefits and Expenses

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made, or deferred acquisition costs are written off, if future cash flows, including investment income, are insufficient to cover future benefits and expenses.

     For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     Reserves for traditional and limited-payment contracts are generally calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     For traditional insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums so as to result in their recognition over the premium-paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

     For contracts with mortality risk, but with premiums paid for only a limited period (such as single premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

  Income Taxes

     Pursuant to a tax sharing agreement, the Company was included in Conseco's consolidated tax return beginning January 1, 1993. Under the agreements, income taxes were allocated based upon separate return calculations with certain adjustments. Commencing with the income tax reporting period ended December 31, 1994, the Company has filed separate life insurance company tax returns. WNLIAS is included in the consolidated tax return of Western National. Income taxes are allocated to WNLIAS on a separate return basis.

     Deferred income taxes are provided for the future tax effects of temporary differences between the tax bases of assets and liabilities and their financial reporting amounts, measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets, if any, to their estimated realizable value.

2. INVESTMENTS:

     The amortized cost, gross unrealized gains and losses, estimated fair value and carrying value of actively managed and held to maturity fixed maturities were as follows:

                                                                   DECEMBER 31, 1997
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                     COST         GAINS         LOSSES        VALUE
                                                   ---------    ----------    ----------    ---------
                                                                 (DOLLARS IN MILLIONS)
Actively managed:
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies...  $  130.1       $  1.0        $   --      $  131.1
  Obligations of states and political
     subdivisions................................     185.7          9.4          (5.3)        189.8
  Public utility securities......................   1,015.2         37.3         (14.6)      1,037.9
  Other corporate securities.....................   5,030.8        258.3         (32.9)      5,256.2
  Asset-backed securities........................     479.6         19.0          (0.9)        497.7
  Mortgage-backed securities.....................   2,793.7         88.4          (5.6)      2,876.5
                                                   --------       ------        ------      --------
          Total actively managed.................  $9,635.1       $413.4        $(59.3)     $9,989.2
                                                   ========       ======        ======      ========

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 1996
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                     COST         GAINS         LOSSES        VALUE
                                                   ---------    ----------    ----------    ---------
                                                                 (DOLLARS IN MILLIONS)
Actively managed:
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies...  $   20.8       $  0.6        $   --      $   21.4
  Obligations of states and political
     subdivisions................................     224.1          2.6          (4.7)        222.0
  Public utility securities......................   1,251.6         21.0         (30.4)      1,242.2
  Other corporate securities.....................   4,583.6        140.0         (36.2)      4,687.4
  Asset-backed securities........................     349.3          5.2          (2.6)        351.9
  Mortgage-backed securities.....................   2,309.0         28.4         (19.8)      2,317.6
                                                   --------       ------        ------      --------
          Total actively managed.................  $8,738.4       $197.8        $(93.7)     $8,842.5
                                                   ========       ======        ======      ========

     The following table sets forth the amortized cost and estimated fair value of fixed maturities as of December 31, 1997, based upon the source of the estimated fair value:

                                                                          ESTIMATED
                                                              AMORTIZED     FAIR
                                                                COST        VALUE
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Nationally recognized pricing services......................  $8,335.3    $8,663.1
Broker-dealer market makers.................................     757.4       782.9
Internally developed methods................................     542.4       543.2
                                                              --------    --------
          Total fixed maturities............................  $9,635.1    $9,989.2
                                                              ========    ========

     The following table sets forth the quality of total fixed maturities as of December 31, 1997, classified in accordance with the highest rating by a nationally recognized statistical rating organization or, as to $220.3 million of fixed maturities not commercially rated, then based on ratings assigned by the NAIC as follows (for purposes of the table, and only for fixed maturities not commercially rated: NAIC Class 1

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

securities would be included in the "A" rating; Class 2, "BBBC"; Class 3, "BBC"; and Classes 4-6, "B" and below):

                                                                               FAIR VALUE
                                                                               ----------
                                                                  AS A % OF    AS A % OF     AS A % OF
                                           AMORTIZED     FAIR       FIXED      AMORTIZED       TOTAL
           COMMERCIAL RATING                 COST       VALUE     MATURITIES      COST      INVESTMENTS
           -----------------               ---------   --------   ----------   ----------   -----------
                                                              (DOLLARS IN MILLIONS)
A.......................................   $3,075.4    $3,163.4      31.7%      102.9%         29.0%
AA......................................      787.1       813.4       8.1        103.3          7.5
A.......................................    2,275.1     2,382.7      23.8        104.7         21.8
BBB+....................................      773.8       808.5       8.1        104.5          7.4
BBB.....................................    1,170.1     1,219.0      12.2        104.2         11.2
BBBC....................................      844.3       876.3       8.8        103.8          8.0
                                           --------    --------     -----        -----         ----
          Total investment grade........    8,925.8     9,263.3      92.7        103.8         84.9
                                           --------    --------     -----        -----         ----
BB+.....................................      229.2       231.4       2.3        101.0          2.1
BB......................................       93.6        96.9       1.0        103.5          0.9
BBC.....................................      130.7       137.1       1.4        104.9          1.3
B and below.............................      255.8       260.5       2.6        101.8          2.4
                                           --------    --------     -----        -----         ----
          Total below investment
            grade.......................      709.3       725.9       7.3        102.4          6.7
                                           --------    --------     -----        -----         ----
          Total fixed maturities........   $9,635.1    $9,989.2     100.0%       103.7%        91.6%
                                           ========    ========     =====        =====         ====

     The amortized cost and estimated fair value of fixed maturities by contractual maturity as of December 31, 1997 were as follows:

                                                                          ESTIMATED
                                                              AMORTIZED     FAIR
                                                                COST        VALUE
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Due in one year or less.....................................  $  143.4    $  148.2
Due after one year through five years.......................     673.5       690.4
Due after five years through ten years......................   2,547.9     2,619.1
Due after ten years.........................................   3,476.7     3,655.1
                                                              --------    --------
          Subtotal..........................................   6,841.5     7,112.8
Mortgage-backed securities..................................   2,793.6     2,876.4
                                                              --------    --------
          Total fixed maturities............................  $9,635.1    $9,989.2
                                                              ========    ========

     Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations, with or without call or prepayment penalties, and because most mortgage-backed securities provide for periodic payments throughout their lives.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income consisted of the following:

                                                              1997     1996     1995
                                                             ------   ------   ------
                                                              (DOLLARS IN MILLIONS)
Fixed maturities...........................................  $746.2   $656.8   $610.1
  Equity securities........................................     0.4      0.8      0.2
  Mortgage loans...........................................     7.9      9.7      9.4
  Credit-tenant loans......................................    17.7     19.8     23.9
  Policy loans.............................................     3.9      4.1      4.4
  Equity in earnings of partnership investment.............     0.3      7.0      3.8
  Other invested assets....................................    16.6      8.3      6.0
  Short-term investments...................................    18.6      6.8     12.8
                                                             ------   ------   ------
Gross investment income....................................   811.6    713.3    670.6
  Investment expenses......................................    (4.3)    (3.2)    (4.6)
                                                             ------   ------   ------
Net investment income and equity in earnings of partnership
  investments..............................................  $807.3   $710.1   $666.0
                                                             ======   ======   ======

     The Company had no investments on nonaccrual status nor any fixed maturities in default as to the payment of principal or interest at December 31, 1997 and 1996. No credit impairment write-downs were necessitated in 1997, compared to $5.6 million in 1996 and $6.4 million in 1995.

     The proceeds from sales of actively managed fixed maturities were $3.1 billion, $3.1 billion, and $3.2 billion for the years ended December 31, 1997, 1996 and 1995, respectively.

     Net realized gains (losses) were as follows:

                                                             1997     1996     1995
                                                            ------   ------   -------
                                                              (DOLLARS IN MILLIONS)
Fixed maturities:
  Gross realized gains....................................  $ 29.9   $ 34.0   $  17.8
  Gross realized losses...................................   (47.5)   (25.6)   (128.6)
  Decline in net realizable value that is other than
     temporary............................................      --     (5.6)     (6.4)
                                                            ------   ------   -------
                                                             (17.6)     2.8    (117.2)
Equity securities.........................................      --       --       0.8
Mortgages loans...........................................      --     (0.2)       --
Other.....................................................     1.4       --      (3.0)
                                                            ------   ------   -------
  Net realized gains (losses) before expenses.............   (16.2)     2.6    (119.4)
Investment expenses.......................................    (6.5)    (4.9)     (6.8)
                                                            ------   ------   -------
  Net realized losses.....................................  $(22.7)  $ (2.3)  $(126.2)
                                                            ======   ======   =======

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     Changes in unrealized appreciation (depreciation) on investments carried at estimated fair value, net of the effects on other balance sheet accounts, were as follows:

                                                            1997     1996      1995
                                                           ------   -------   -------
                                                             (DOLLARS IN MILLIONS)
Investments carried at estimated fair value:
  Actively managed fixed maturities......................  $250.0   $(238.1)  $ 947.5
  Equity securities......................................     0.3        --       0.4
  Other..................................................     1.3     (10.1)     11.0
                                                           ------   -------   -------
     Change in unrealized appreciation (depreciation),
       gross.............................................   251.6    (248.2)    958.9
Less effect on other balance sheet accounts:
  Cost of policies purchased.............................   (37.7)     18.9     (63.7)
  Cost of policies produced..............................   (71.0)     68.3    (196.7)
  Insurance liabilities..................................      --      36.3     (36.3)
  Other liabilities......................................    (3.3)     (7.8)     25.8
  Deferred income taxes..................................   (48.8)     46.4    (240.7)
                                                           ------   -------   -------
     Change in unrealized appreciation (depreciation),
       net...............................................  $ 90.8   $ (86.1)  $ 447.3
                                                           ======   =======   =======

     At December 31, 1997, the aggregate carrying value of the Company's MBS portfolio was approximately $2.9 billion, or 26.4% of total invested assets. The following table sets forth the carrying value of the Company's MBS portfolio by structural type and underlying collateral coupon class as of December 31, 1997:

                                                             COLLATERAL COUPON CLASS
                                             -------------------------------------------------------
                                             7% AND                             9.01% AND
                 MBS TYPE                    BELOW    7.01-8.00%   8.01-9.00%     ABOVE      TOTAL
                 --------                    ------   ----------   ----------   ---------   --------
                                                              (DOLLARS IN MILLIONS)
Agency pass-throughs.......................  $865.2     $764.9       $23.9        $ 8.4     $1,662.4
Commercial MBS.............................    34.9       61.2         1.1           --         97.2
CMOs:
  PACs, TACs and VADMs.....................   271.3      141.9         6.2           --        419.4
  Sequentials..............................   118.3      167.1        80.1         42.7        408.2
  Supports and other.......................    21.4       11.9          --           --         33.3
  Mezzanines and subordinates..............    24.5        9.4          --           --         33.9
  Z-tranches...............................    29.2        5.8        30.5           --         65.5
  ARMs and floaters........................        (a)         (a)        (a)          (a)     156.5
                                                                                            --------
          Total CMOs.......................                                                  1,116.8
                                                                                            --------
          Total MBS........................                                                 $2,876.4
                                                                                            ========

---------------

(a) The collateral coupon rates are not meaningful as they reset periodically in accordance with changes in market interest rates.

     Asset-backed securities ("ABS") are securitized pools of assets, such as manufactured housing loans and credit card receivables, that are collateralized by the underlying loans. ABS are typically structured similarly to CMOs or MBS pass-throughs, but are usually not subject to as much prepayment risk as MBS. Senior-tranche ABS contain credit enhancement features that raise the quality of the ABS above that of the underlying loans. At December 31, 1997, the aggregate carrying value of the Company's ABS portfolio was

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

$497.7 million, or 4.6% of total invested assets. The following table sets forth the carrying value of the Company's ABS portfolio by collateral type as of December 31, 1997:

                                                                 CARRYING VALUE
                                                              ---------------------
                                                              (DOLLARS IN    AS A
                      COLLATERAL TYPE                          MILLIONS)    PERCENT
                      ---------------                         -----------   -------
Manufactured housing loans..................................    $214.9        43.2%
Home equity loans...........................................     133.8        26.9
Emerging markets debt.......................................      30.9         6.2
Credit card receivables.....................................      28.3         5.7
Automobile loans............................................      28.0         5.6
Commercial loans............................................      25.0         5.0
Airplane leases.............................................      14.4         2.9
Home improvement loans......................................      11.8         2.4
All other...................................................      10.6         2.1
                                                                ------       -----
          Total asset-backed securities.....................    $497.7       100.0%
                                                                ======       =====

     At December 31, 1997, the Company had total mortgage loans of $102.5 million, or 0.9% of total invested assets, consisting of $72.7 million of commercial mortgages and $29.8 million of mortgage investments in junior and residual interest of CMOs ("CMO residuals"). Total mortgage loans at year-end 1997 decreased by $20.2 million from $122.7 million at year-end 1996. This decrease reflects payoffs of $14.4 million and paydowns of $5.8 million received during 1997. There were no commercial mortgage loan originations in 1997. Approximately 71% of the commercial mortgages were on properties located in three states -- Florida (29%), Texas (24%), and North Carolina (18%), respectively. No other state comprised greater than 8% of the total commercial mortgage loan balance.

     The CMO residuals entitle the Company to the excess cash flows arising from the difference between (i) the cash flows required to make principal and interest payments on the other tranches of the CMO and (ii) the actual cash flows received on the mortgage loan assets backing the CMO. If prepayments or credit losses on the underlying mortgage loan assets vary from projections, the total cash flows to the Company could differ from projections. Changes in projected cash flows which impact the yields of the CMO residuals are recognized in investment income prospectively. The average yield of the Company's CMO residuals was 9.5% at December 31, 1997.

     During 1996 the Company recognized $0.2 million of realized losses on mortgage loans, compared with none in 1997 and 1995. The Company had no nonperforming mortgage loans as of December 31, 1997 and 1996.

     At December 31, 1997, the Company held $217.0 million, or 2.0% of total invested assets, of credit-tenant loans ("CTLs") compared to $208.5 million at year-end 1996. CTLs are mortgage loans for commercial properties which require, as stipulated by the Company's underwriting guidelines, (i) the lease of the principal tenant to be assigned to the Company (including the direct receipt by the Company of the tenant's lease payments) and to produce adequate cash flow to fund the requirements of the loan and (ii) the principal tenant (or the guarantor of such tenant's obligations) to have a credit rating of generally at least "BBB" or its equivalent. The underwriting guidelines take into account such factors as the lease terms on the subject property; the borrower's management ability, including business experience, property management capabilities and financial soundness; and such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines also require a loan-to-value ratio of 75% or less. Because CTLs are principally underwritten on the basis of the creditworthiness of the tenant rather than on the value of the underlying property, they are classified as a separate class of securities for

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

financial reporting purposes. As with commercial mortgage loans, CTLs are additionally secured by liens on the underlying property.

     As part of its investment strategy, the Company enters into mortgage dollar roll and reverse repurchase transactions principally to increase investment earnings and to improve liquidity. These transactions are typically terminable after 30 days and are accounted for as short-term investment borrowings, with the proceeds of such borrowings typically reinvested in short-term financial instruments. The dollar rolls are collateralized by mortgage-backed agency pass-throughs with fair values approximating the underlying loan value. Such borrowings were $419.7 million and $134.6 million at December 31, 1997 and 1996, respectively. At December 31, 1997 and 1996, the weighted average interest rate approximated 5.5% and 5.0%, respectively.

     At December 31, 1997, the Company had outstanding interest rate swap agreements with total notional contract amounts of $230.0 million, compared to $330.0 million at December 31, 1996. The $100.0 million decrease resulted from several contracts expiring in 1997. The remaining contracts expire at various dates in 1998 and 1999. At December 31, 1997 and 1996, the average contractual floating-pay rates approximated 5.9% and 5.7%, respectively, and the average fixed-receipt rates approximated 7.2% and 7.3%, respectively. The Company's interest rate swaps had an estimated fair value of a positive $1.1 million and $4.4 million at year-end 1997 and 1996, respectively.

     Excluding investments issued, assumed or guaranteed by the U. S. government or U.S. government agencies, the Company had no investments in any entity in excess of 10% of shareholder's equity or $131.1 million as of December 31, 1997. The Company's twenty non-U.S. government issuer concentrations were as follows:

                                                              AMORTIZED   ESTIMATED
                      COLLATERAL TYPE                           COST      FAIR VALUE
                      ---------------                         ---------   ----------
                                                              (DOLLARS IN MILLIONS)
 1. British Columbia Hydro & Power..........................  $   93.7     $   88.7
 2. Occidental Petroleum....................................      81.4         89.0
 3. Time Warner, Inc........................................      77.3         85.6
 4. Paine Webber Group......................................      76.0         80.8
 5. American Airlines.......................................      74.6         85.0
 6. Federal Express.........................................      68.1         73.6
 7. USX Corp................................................      67.1         71.9
 8. May Department Stores...................................      60.9         62.4
 9. Ford Motor Co./Ford Capital.............................      60.8         63.6
10. Lehman Brothers.........................................      58.4         61.6
11. Phillips Petroleum......................................      57.6         66.1
12. Long Island Lighting....................................      56.9         57.0
13. Continental Cablevision, Inc............................      56.7         59.6
14. Freeport-McMoran........................................      55.2         51.3
15. BankAmerica Corp........................................      54.1         55.1
16. Salomon, Inc............................................      52.4         54.7
17. McDonnell Douglas.......................................      50.8         58.6
18. Wal-Mart Stores.........................................      50.7         51.2
19. Northern Indiana Public Service.........................      50.4         52.4
20. United Airlines.........................................      50.2         54.0
                                                              --------     --------
                                                              $1,253.3     $1,322.2
                                                              ========     ========

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. INSURANCE LIABILITIES:

     Insurance liabilities consisted of the following:

                                                                     INTEREST        DECEMBER 31,
                                          WITHDRAWAL   MORTALITY       RATE      ---------------------
                                          ASSUMPTION   ASSUMPTION   ASSUMPTION     1997        1996
                                          ----------   ----------   ----------   ---------   ---------
                                                                                 (DOLLARS IN MILLIONS)
Future policy benefits:
  Investment contracts..................      N/A         N/A             (d)    $8,294.2    $7,274.3
  Limited-payment contracts.............     None          (b)         4%-11%     1,418.8     1,328.1
  Traditional life insurance
     contracts..........................       (a)         (c)            (e)        32.5        32.5
  Universal life-type contracts.........      N/A         N/A            N/A         36.7        43.5
  Claims payable and other
     policyholders' funds...............      N/A         N/A            N/A         18.8         1.5
                                                                                 --------    --------
          Total insurance liabilities...                                         $9,801.0    $8,679.9
                                                                                 ========    ========

---------------

(a)  Company experience.

(b)  Principally the 1984 United States Population Table.

(c)  Principally modifications of the 1965C70 Basic, Select and Ultimate Tables.

(d) In 1997 and 1996, approximately 95% of this liability represented account balances where future benefits were not guaranteed and 5% represented the present value of guaranteed future benefits determined using interest rates ranging from 3% to 12%.

(e)  Various, ranging from 3% to 6% in 1997 and 1996.

     Realized gains on fixed maturities during 1994 reduced the expected future yields on the investment of policyholder balances to the extent that future cash flows on certain products were insufficient to cover future benefits and expenses. No additions to liabilities were required in 1997 and 1996.

4. REINSURANCE:

     In the normal course of business, the Company seeks to limit its exposure to loss on any single policy and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. To the extent that reinsuring companies are unable to meet obligations under these agreements, the Company remains contingently liable. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

     Direct and assumed life insurance in force totaled $495.8 million, $561.5 million and $628.6 million at December 31, 1997, 1996 and 1995, respectively and ceded life insurance in force totaled $212.8 million, $247.6 million and $286.1 million at December 31, 1997, 1996 and 1995, respectively.

     The cost of ceded policies containing mortality risks totaled $1.2 million in 1997, $1.5 million in 1996, and $1.3 million in 1995, and was deducted from insurance premium revenue. Reinsurance recoveries netted against insurance policy benefits totaled $1.5 million, $1.4 million and $4.5 million in 1997, 1996 and 1995, respectively.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     Effective October 1, 1995, the Company recaptured certain annuity business with assets approximately equal to insurance liabilities of $72.8 million that had previously been ceded.

     In October 1995, the Company and American General Life Insurance Company ("AG Life") entered into a modified coinsurance agreement. Under the agreement, AG Life issues the SPIAs, and 50% of each risk is reinsured to the Company. Under this arrangement, the Company reports its pro rata share of premiums and shares in its pro rata portion of the gain or loss on policies sold. Pursuant to this arrangement, the Company assumed premiums of $126.3 million and $90.9 million for the years ended December 31, 1997 and 1996, respectively. The arrangement resulted in $126.8 million and $91.3 million of revenues and expenses for the Company in 1997 and 1996, respectively. As of December 31, 1997 and 1996, the funds held by reinsurer and the insurance liabilities resulting from this agreement were $219.5 million and $96.6 million, respectively.

     Since 1994, the Company has been a party to a standby reinsurance agreement for new SPDA sales through selected financial institutions, which becomes effective only if the Company's risk-based capital ratio falls below a prescribed level. No reinsurance pursuant to this agreement has become effective.

5. INCOME TAXES:

     The components of income tax included in the balance sheet are as follows:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                1997         1996
                                                              ---------    ---------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax liabilities:
  Investments...............................................   $ 20.0       $ 21.1
  Cost of policies produced and purchased...................    176.0        143.6
  Unrealized appreciation of investments....................     69.9         21.1
                                                               ------       ------
     Gross deferred income tax liabilities..................    265.9        185.8
Deferred income tax assets:
  Insurance liabilities.....................................    105.4         80.6
  Other.....................................................      6.7          8.8
                                                               ------       ------
     Gross deferred income tax assets.......................    112.1         89.4
Net deferred income tax liabilities.........................   $153.8       $ 96.4
                                                               ======       ======

Income tax expense was as follows:

                                                             1997     1996      1995
                                                             -----    -----    ------
                                                              (DOLLARS IN MILLIONS)
Current tax provision (benefit)............................  $55.8    $31.6    $(23.0)
Deferred tax provision.....................................    9.1     27.5      29.3
                                                             -----    -----    ------
          Income tax expense...............................  $64.9    $59.1    $  6.3
                                                             =====    =====    ======

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     Income tax expense differed from that computed at the applicable federal statutory rate (35% during 1997, 1996 and 1995) for the following reasons:

                                                              1997     1996     1995
                                                              -----    -----    -----
                                                               (DOLLARS IN MILLIONS)
Federal tax on income before income taxes at statutory
  rates.....................................................  $63.1    $59.1    $ 7.6
State taxes.................................................    1.4      0.3      0.5
Various adjustments.........................................    0.4     (0.3)    (1.8)
                                                              -----    -----    -----
          Income tax expense................................  $64.9    $59.1    $ 6.3
                                                              =====    =====    =====

     During 1995, the Company assigned its right to tax benefits related to realized investment losses generated during 1995 to an affiliate in return for cash payments equal to the tax benefits. During 1995, the Company received $36.9 million and at December 31, 1995, $9.7 million, included in other assets, related to the remaining 1995 tax benefits receivable from the affiliate.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS:

     Statement of Financial Accounting Standards No. 107, Disclosures about Fair Values of Financial Instruments ("SFAS 107") requires disclosures of fair value information about financial instruments, and includes assets and liabilities recognized or not recognized in the balance sheet, for which it is practicable to estimate their fair value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

          Fixed maturities and equity securities: The estimated fair values for actively traded fixed maturities and equities are based on quoted market prices. For fixed maturities and equities not actively traded, the estimated fair values are determined using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate commensurate with the credit quality, prepayment optionality and maturity of the respective securities.

          Short-term investments: The carrying values approximate estimated fair value.

          Mortgage loans, credit-tenant loans, and policy loans: The estimated fair values for mortgage loans, CTLs and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings.

          Other invested assets: The estimated fair values are determined using quoted market prices for similar instruments.

          Insurance liabilities for investment contracts: The estimated fair values are determined using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The estimated fair values of the

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     insurance liabilities for investment contracts were approximately equal to the carrying values as of December 31, 1997 and 1996, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and are not generally guaranteed beyond one year. Fair values for the Company's insurance liabilities other than those for investment-type insurance contracts are not required to be disclosed. However, the estimated fair values of liabilities for all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

          Investment borrowings: The carrying values approximate estimated fair value.

     The estimated fair values and carrying values of the Company's financial instruments were as follows:

                                                                    DECEMBER 31,
                                                    --------------------------------------------
                                                            1997                    1996
                                                    --------------------    --------------------
                                                      FAIR      CARRYING      FAIR      CARRYING
                                                     VALUE       VALUE       VALUE       VALUE
                                                    --------    --------    --------    --------
                                                               (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities and equity securities..........  $9,999.6    $9,999.6    $8,842.5    $8,842.5
  Mortgage loans, credit-tenant loans and policy
     loans........................................     387.2       381.3       396.2       398.0
  Other invested assets...........................      33.4        33.4        24.5        24.5
  Short-term investments..........................     475.6       475.6       105.8       105.8
Liabilities:
  Insurance liabilities for investment
     contracts....................................   8,294.2     8,294.2     7,274.3     7,274.3
  Investment borrowings...........................     434.6       434.6       156.3       156.3

7. SHAREHOLDER'S EQUITY:

     Generally, dividends that can be paid by the Company during any twelve-month period cannot exceed the greater of statutory net gain from operations (excluding realized gains on investments) for the preceding year or 10% of statutory surplus at the end of the preceding year. In 1998, the Company can pay dividends of up to $76.3 million.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the balance sheet caption "unrealized appreciation of investments, net" in shareholder's equity are summarized as follows:

                                       DECEMBER 31, 1997                    DECEMBER 31, 1996
                               ----------------------------------   ---------------------------------
                                           EFFECT OF                            EFFECT OF
                                 COST     FAIR VALUE    CARRYING      COST     FAIR VALUE    CARRYING
                                BASIS     ADJUSTMENTS     VALUE      BASIS     ADJUSTMENTS    VALUE
                               --------   -----------   ---------   --------   -----------   --------
                                                       (DOLLARS IN MILLIONS)
Investments:
  Actively managed fixed
     maturities..............  $9,635.1     $354.1      $ 9,989.2   $8,738.4     $104.1      $8,842.5
  Equity securities..........      10.1        0.3           10.4         --         --            --
  Other invested assets......      31.2        2.2           33.4       23.6        0.9          24.5
                               --------     ------      ---------   --------     ------      --------
                                9,676.4      356.6       10,033.0    8,762.0      105.0       8,867.0
Other Balance Sheet Items:
  Cost of policies
     purchased...............      66.5      (58.8)           7.7       71.5      (21.1)         50.4
  Cost of policies
     produced................     517.1      (99.1)         418.0      408.3      (28.1)        380.2
  Other liabilities..........     (53.9)       1.1          (52.8)     (34.7)       4.4         (44.1)
  Deferred income taxes......     (83.9)     (69.9)        (153.8)     (75.3)     (21.1)        (96.4)
                               --------     ------      ---------   --------     ------      --------
  Unrealized appreciation of
     investments, net........               $129.9                  $   39.1
                                            ======                  ========

     In September 1996, Western National generated net proceeds of $125.9 million from the issuance of preferred stocks to American General. Such net proceeds were contributed to the Company.

8. COMMITMENTS AND CONTINGENCIES:

  Commitments

     The Company leases office space and equipment under noncancellable operating leases. The approximate future minimum lease rental commitments under such leases as of December 31, 1997 are as follows (dollars in thousands):

                  YEAR ENDING DECEMBER 31,
                  ------------------------
1998........................................................  1,123
1999........................................................  1,112
2000........................................................  1,028
2001........................................................    581
2002........................................................    581
Thereafter..................................................    823
                                                              -----
                                                              5,248
                                                              =====

     Rent expense was $946,000, $1,018,000 and $752,000 in 1997, 1996, and 1995,
respectively.

     Until May 1, 1998, the Company is committed to reimburse the AGA Series Trust (formerly WNL Series Trust) for administrative expenses in excess of .12% of the market value of investments related to variable annuity policies issued by the Company. During 1997 and 1996, the Company incurred approximately $0.9 million and $0.6 million, respectively, related to this commitment.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  Contingencies

     Assessments are levied on the Company from time to time by guaranty fund associations of states in which it is licensed to provide for payment of covered claims or to meet other insurance obligations, subject to prescribed limits, of insolvent insurance enterprises. Assessments are allocated to an insurer based on the ratio of premiums written by an insurer to total premiums written in the state. The terms of the assessments depend on how each guaranty fund association elects to fund its obligations. Assessments levied by certain states may be recoverable through a reduction in future premium taxes. The Company provides a liability, net of discount and estimated premium tax offsets, for estimated future assessments of known insolvencies. Included in other liabilities is a reserve for guaranty fund assessments of $16.6 million, $22.1 million, and $29.2 million in 1997, 1996, and 1995, respectively. The Company determines guaranty fund liabilities by utilizing a report prepared annually by the National Organization of Life and Health Insurance Guaranty Associations which provides estimates of assessments by insolvency. Although management believes the provision for guaranty fund assessments is adequate for all known insolvencies, and does not currently anticipate the need for any material additions to the reserve for known insolvencies. However, it is reasonably possible that the estimates on which the provision is based will change and that such changes will result in future adjustments.

     From time to time, the Company is involved in lawsuits which are related to its operations. In most cases, such lawsuits involve claims under insurance policies or other contracts of the Company. None of the lawsuits currently pending, either individually or in the aggregate, is expected to have a material effect on the Company's financial condition or results of operations.

9. EMPLOYEE BENEFIT PLAN:

     Prior to January 1, 1998, Western National sponsored a qualified defined contribution plan (the "Plan") covering all full-time employees. The Plan provided for the Company to match, with equivalent value of Western National stock, 50% of a participant's voluntary contributions up to 4% of a participant's compensation (subject to certain Internal Revenue Code limitations). The Company could also elect to make additional discretionary contributions to the Plan. For 1996 and 1995, the Company made a matching contribution in an amount equal to 65% and 50%, respectively, of each participant's elective contributions, up to 6% of annual compensation (subject to Internal Revenue Code limitations). During 1997 the Company's matching contribution was increased to 75% for 1997 contributions. The Company's Supplemental Plan is an unfunded, nonqualified plan that provided to certain employees similar benefits that could not be provided by a qualified defined contribution plan due to Internal Revenue Code limitations. Prior to January 1, 1998, participants could defer additional amounts of salary and bonus under the Supplemental Plan, but there was no employer match for such additional contributions. Expense recorded related to the Company's matching contributions under both plans was approximately $480,000, $451,000 and $247,000 in 1997, 1996, and 1995, respectively.

     On December 31, 1997, active employees of the Company who were plan participants became 100% vested under the Plan. Effective March 1, 1998, the Plan will be merged with the American General Employees' Thrift and Incentive Plan. As of December 31, 1997, no additional contributions may be made to the Plan or the Supplemental Plan.

10. RELATED PARTY TRANSACTIONS:

     See Note 4 for a description of the modified coinsurance agreement with AG Life.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

11. OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                         1997        1996       1995
                                                       ---------   ---------   -------
                                                            (DOLLARS IN MILLIONS)
Premiums collected...................................  $ 2,051.1   $ 1,625.5   $ 720.4
Reinsurance ceded....................................       (1.2)       (1.5)     (0.9)
                                                       ---------   ---------   -------
Premiums collected, net..............................    2,049.9     1,624.0     719.5
Less premiums on universal life and investment
  contracts without mortality risk which are recorded
  as additions to insurance liabilities..............   (2,040.8)   (1,613.4)   (697.8)
                                                       ---------   ---------   -------
Premiums on products with mortality risk, recorded as
  insurance policy income............................        9.1        10.6      21.7
Reinsurance assumed..................................      109.4        71.1       0.0
Amortization of deferred revenue.....................        0.6         0.5       0.5
Fees and surrender charges...........................        6.9         4.4       4.2
Other................................................        0.9         4.4       0.0
                                                       ---------   ---------   -------
          Insurance policy income....................  $   126.9   $    91.0   $  26.4
                                                       =========   =========   =======

     The changes in the cost of policies purchased were as follows:

                                                            1997      1996      1995
                                                           ------    ------    ------
                                                             (DOLLARS IN MILLIONS)
Balance, beginning of year before effect of fair value
  adjustments of actively managed fixed maturities.......  $ 71.5    $ 75.8    $ 80.5
Scheduled amortization...................................    (5.0)     (4.3)     (4.7)
                                                           ------    ------    ------
Balance, end of year before effect of fair value
  adjustments of actively managed fixed maturities.......    66.5      71.5      75.8
Effect of fair value adjustment of actively managed fixed
  maturities.............................................   (58.8)    (21.1)    (40.0)
                                                           ------    ------    ------
Balance, end of year.....................................  $  7.7    $ 50.4    $ 35.8
                                                           ======    ======    ======

     The changes in the cost of policies produced were as follows:

                                                              1997     1996     1995
                                                             ------   ------   ------
                                                              (DOLLARS IN MILLIONS)
Balance, beginning of year before effect of fair value
  adjustments of actively managed fixed maturities.........  $408.3   $325.1   $265.0
Acquisition costs incurred.................................   147.6    120.6     62.2
Scheduled amortization.....................................   (43.4)   (37.3)   (34.0)
Amortization related to realized gains and losses..........     4.0     (0.6)    29.8
Amortization of deferred revenue...........................     0.6      0.5      0.5
Effects of reinsurance.....................................     0.0      0.0      1.6
                                                             ------   ------   ------
Balance, end of year before effect of fair value
  adjustments of actively managed fixed maturities.........   517.1    408.3    325.1
Effect of fair value adjustment of actively managed fixed
  maturities...............................................   (99.1)   (28.1)   (96.4)
                                                             ------   ------   ------
Balance, end of year.......................................  $418.0   $380.2   $228.7
                                                             ======   ======   ======

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
               (FORMERLY WESTERN NATIONAL LIFE INSURANCE COMPANY)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     Based on current conditions and assumptions as to future events on all policies in force, approximately 6% to 7% of the cost of policies purchased as of December 31, 1997, excluding the effect of fair value adjustments for actively managed fixed maturities, is expected to be amortized in each of the next five years. The average discount rate for the cost of policies purchased was approximately 19% for the year ended December 31, 1997.

12. STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted for the Company by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:

                                                                  DECEMBER 31,
                                                             ----------------------
                                                               1997         1996
                                                             ---------    ---------
                                                             (DOLLARS IN MILLIONS)
Statutory capital and surplus..............................   $638.7       $572.4
Asset valuation reserve....................................    116.4        109.0
Interest maintenance reserve...............................    105.4        104.4
                                                              ------       ------
          Total............................................   $860.5       $785.8
                                                              ======       ======

     Statutory accounting practices require that certain investment-related portions of surplus, called the asset valuation reserve ("AVR") and the interest maintenance reserve ("IMR"), be appropriated and reported as liabilities. The purpose of these reserves is to stabilize statutory surplus against fluctuations in the market value of investments. The AVR captures realized and unrealized investment gains and losses related to changes in creditworthiness. The IMR captures realized investment gains and losses on debt instruments resulting from changes in interest rates and provides for subsequent amortization of such amounts into statutory net income on a basis reflecting the remaining life of the assets sold.

     The following table compares the pre-tax income determined on a statutory accounting basis with such income reported herein in accordance with generally accepted accounting principles:

                                                             1997     1996     1995
                                                            ------   ------   -------
                                                              (DOLLARS IN MILLIONS)
Pre-tax statutory net gain from operations................  $121.6   $ 65.3   $  51.6
IMR amortization..........................................   (12.6)    (8.7)     (8.7)
Realized gains (losses)...................................    12.3     15.1    (118.2)
                                                            ------   ------   -------
Pre-tax statutory income before transfers to and from and
  amortization of tax IMR.................................   121.3     71.7     (75.3)
Net effect of adjustments for generally accepted
  accounting principles...................................    58.9     97.4      97.0
                                                            ------   ------   -------
Pre-tax income, generally accepted accounting
  principles..............................................  $180.2   $169.1   $  21.7
                                                            ======   ======   =======

13. YEAR 2000 CONTINGENCY (UNAUDITED)

     Management has been engaged in a program to render the Company's computer systems (hardware and mainframe and personal applications software) Year 2000 compliant. The Company will incur internal staff costs as well as third-party vendor and other expenses to prepare the systems for Year 2000. The cost of testing and conversion of systems applications has not had, and is not expected to have, a material adverse effect on the Company's results of operations or financial condition. However, risks and uncertainties exist in most significant systems development projects. If conversion of the Company's systems is not completed on a timely basis, due to nonperformance by third-party vendors or other unforeseen circumstances, the Year 2000 problem could have a material adverse impact on the operations of the Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS
                        ON FINANCIAL STATEMENT SCHEDULE

To the Board of Directors of
American General Annuity Insurance Company

     Our report on the financial statements of American General Annuity Insurance Company, formerly known as Western National Life Insurance Company, is included on page F-3 of this Form N-4. In connection with our audits of such financial statements, we have also audited the related financial statement schedule listed in the index on page F-1 of this Form N-4.

     In our opinion, the financial statement schedule referred to above, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information required to be included therein.

                                            Coopers & Lybrand L.L.P.

Houston, Texas
February 5, 1997

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                                  SCHEDULE VI

                                  REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                             (DOLLARS IN MILLIONS)

                                                               1997       1996       1995
                                                              -------    -------    -------
Life insurance in force:
  Direct....................................................  $ 494.1    $ 559.3    $ 626.0
  Assumed...................................................      1.8        2.2        2.6
  Ceded.....................................................   (212.8)    (247.6)    (286.1)
                                                              -------    -------    -------
          Net insurance in force............................  $ 283.1    $ 313.9    $ 342.5
                                                              =======    =======    =======
          Percentage of assumed to net......................      0.6%       0.7%       0.7%
Premiums recorded as revenue for generally accepted
  accounting principles:
  Direct....................................................  $  10.3    $  12.1    $  23.0
  Assumed...................................................    109.4       71.1         --
  Ceded.....................................................     (1.2)      (1.5)      (1.3)
                                                              -------    -------    -------
          Net premiums......................................  $ 118.5    $  81.7    $  21.7
                                                              =======    =======    =======
          Percentage of assumed to net......................     92.3%      87.0%       0.0%

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the Company are included in Part B hereof.

B. EXHIBITS


            1.            -- Resolution of Board of Directors of the Company
                             authorizing the establishment of the Separate Account.*
            2.            -- Not applicable.
            3.            -- Form of Principal Underwriter's Agreement.*
            4.            -- (i)    Individual Fixed and Variable Deferred Annuity
                             Contract.*
                          -- (ii)   Annual Step-Up Death Benefit Endorsement.
                          -- (iii)  Persistency Bonus Endorsement.**
            5.            -- Application Form.
            6.            -- (i)    Copy of Amended and Restated Articles of
                             Incorporation of the Company.***
                          -- (ii)   Copy of the Restated Bylaws of the Company.***
            7.            -- Not applicable.
            8.            -- (i)    Form of Participation Agreement between American
                             General Annuity Insurance Company and AIM Variable
                             Insurance Funds, Inc.
                          -- (ii)   Form of Participation Agreement between American
                             General Annuity Insurance Company and Templeton Variable
                             Product Series Fund and Franklin Templeton Distributors,
                             Inc.
                          -- (iii)  Form of Participation Agreement between American
                             General Annuity Insurance Company and Oppenheimer
                             Variable Account Funds and OppenheimerFunds, Inc.
            9.            -- (i)    Written Consent and Opinion of Cynthia A. Toles,
                             Senior Vice President, General Counsel and Secretary.
                          -- (ii)   Consent of Counsel.
           10.            -- (i)    Consent of Independent Auditors.
                          -- (ii)   Consent of Independent Accountants.
           11.            -- Not applicable.
           12.            -- Not applicable.
           13.            -- Calculation of Performance Information.***
           14.            -- Not applicable.
           15.            -- Company Organizational Chart.***

           16.            -- (i)    Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director James
                             S. D'Agostino, Jr.
                          -- (ii)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director Jon
                             P. Newton.
                          -- (iii)  Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director
                             Robert M. Devlin.
                          -- (iv)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director
                             Thomas L. West, Jr.
                          -- (v)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director Craig
                             R. Rodby.
                          -- (vi)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director John
                             A. Graf.
                          -- (vii)  Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director Bruce
                             R. Abrams.
                          -- (viii) Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director
                             Michael G. Atnip.
                          -- (ix)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director Joe
                             C. Osborne.
                          -- (x)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director
                             Patrick E. Grady.
                          -- (xi)   Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director Brent
                             C. Nelson.
                          -- (xii)  Copy of manually signed powers of attorney for
                             American General Annuity Insurance Company Director
                             Richard W. Scott.
           27.            -- Not applicable.


---------------

  * Incorporated by reference to Registrant's Form N-4 as filed on November 11, 1994 (File No. 33-86464).

 ** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to
    Form N-4 as electronically filed on March 2, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to
    Form N-4 as electronically filed on May 26, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Officers and Directors of the Company who are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:


                  NAME                                        TITLE
                  ----                                        -----
Robert M. Devlin.........................   Director
Jon P. Newton............................   Director and Senior Chairman of the Board
Thomas L. West, Jr.......................   Director, Chairman and Chief Executive
                                              Officer
James S. D'Agostino, Jr..................   Director and Vice Chairman of the Board
John A. Graf.............................   Director and President
Craig R. Rodby...........................   Director, Vice Chairman and Chief
                                            Financial Officer
Bruce R. Abrams..........................   Director and Executive Vice President --
                                              Marketing

                  NAME                                        TITLE
                  ----                                        -----
John E. Arant............................   Executive Vice President -- Sales
Michael G. Atnip.........................   Director and Executive Vice President --
                                              Administration and Information Systems
Joe C. Osborne...........................   Director and Executive Vice President --
                                              Marketing
Dwight L. Cramer II......................   Senior Vice President -- Specialty
                                            Markets
Patrick E. Grady.........................   Director, Senior Vice President and
                                            Treasurer
Stephen G. Kellison......................   Senior Vice President and Chief Actuary
Brent C. Nelson..........................   Director, Senior Vice President and
                                            Controller
Charles D. Robinson......................   Senior Vice President -- Institutional
                                              Marketing
Donald L. Sharps.........................   Senior Vice President -- Systems
Cynthia A. Toles.........................   Senior Vice President, General Counsel
                                            and Secretary
Dan W. Arnold............................   Vice President -- Customer Care Center
James D. Bonsall.........................   Vice President -- Financial Reporting
Harry N. Bragg...........................   Vice President -- Strategic Systems
Gregory S. Broer.........................   Vice President -- Actuarial
Richard A. Combs.........................   Vice President -- Actuarial
J. David Crank...........................   Vice President -- Group Services
Neil J. Davidson.........................   Vice President -- Actuarial
David H. denBoer.........................   Vice President -- Compliance
Stephen R. Duff..........................   Vice President -- Financial Institution
                                              Acquisitions
Daniel Fritz.............................   Vice President -- Actuarial
Sharla A. Jackson........................   Vice President -- Operations and Customer
                                              Service
Jeff S. Johnson..........................   Vice President -- Marketing
                                            Communications
Kent W. Lamb.............................   Vice President -- Financial Reporting
Richard Lindsay..........................   Vice President -- Personal Retirement
                                              Services
James J. Michel..........................   Vice President -- Insurance Accounting
                                            and Assistant Secretary
Stephen J. Poston........................   Vice President -- National Sales Manager
Steven D. Rubinstein.....................   Vice President -- Financial Planning and
                                              Reporting
Phillip W. Schraub.......................   Vice President -- Houston Administration
Richard W. Scott.........................   Director, Vice President and Chief
                                            Investment Officer
Gary N. See..............................   Vice President -- Actuarial
Gregory R. Seward........................   Vice President -- Variable Product
                                            Accounting
Conway R. Shaw...........................   Vice President -- Group Marketing
Norman A. Skinrood, Jr. .................   Vice President -- Group Plan
                                            Administration

                  NAME                                        TITLE
                  ----                                        -----
Paula F. Snyder..........................   Vice President -- Marketing Services
Robert E. Steele.........................   Vice President -- Structured Settlements
Kenneth R. Story.........................   Vice President -- Amarillo Systems
Terry L. Swenson.........................   Vice President -- Variable Products
Peter V. Tuters..........................   Vice President and Investment Officer
                                            Senior Vice President -- Investments
William C. Vetterling....................   Vice President -- Marketing
                                            Administration
Garry B. Watts...........................   Vice President -- Independent
                                            Agents/Brokers
William A. Wilson........................   Vice President -- Government Affairs
Jane E. Bates............................   Chief Compliance Officer
                                            Treasurer and Chief Compliance Officer
Roger E. Hahn............................   Investment Officer
C. Scott Inglis..........................   Investment Officer
Julia S. Tucker..........................   Investment Officer
Rembert R. Owen, Jr......................   Real Estate Investment Officer and
                                            Assistant Secretary
D. Lynne Walters.........................   Tax Officer
W. Joan Farmer...........................   Assistant Secretary
Cheryl G. Hemley.........................   Assistant Secretary
Susan A. Jacobs..........................   Assistant Secretary
Christine W. McGinnis....................   Assistant Secretary
Patricia W. Neighbors....................   Assistant Secretary
Daniel R. Cricks.........................   Assistant Tax Officer
James L. Gleaves.........................   Assistant Treasurer
Kristy L. McWilliams.....................   Assistant Treasurer
William H. Murray........................   Assistant Treasurer
Tara S. Rock.............................   Assistant Treasurer
Carolyn Roller...........................   Assistant Treasurer
Barbara G. Trygstad......................   Assistant Treasurer
Marylyn S. Zlotnick......................   Assistant Controller
Leslie K. Bates..........................   Administrative Officer
Mary C. Birmingham.......................   Administrative Officer
Donald L. Davis..........................   Administrative Officer
Robert A. Demchak........................   Administrative Officer
Ruby K. Donelson.........................   Administrative Officer
David E. Green...........................   Administrative Officer
Ted D. Hennis............................   Administrative Officer
William L. Hinkle........................   Administrative Officer
Joan M. Keller...........................   Administrative Officer
William R. Keller, Jr....................   Administrative Officer
Fred M. Lowery...........................   Administrative Officer
James F. McCulloch.......................   Administrative Officer

                  NAME                                        TITLE
                  ----                                        -----
Robert M. Mason..........................   Administrative Officer
Michael E. Mead..........................   Administrative Officer
Connie E. Pritchett......................   Administrative Officer
Elliott L. Shifman.......................   Administrative Officer
Nancy K. Shumbera........................   Administrative Officer
Kathryn T. Smith.........................   Administrative Officer
John M. Stanton..........................   Administrative Officer
James P. Steele..........................   Administrative Officer



     The principal business address is 2929 Allen Parkway, Houston, Texas 77019.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was included as Exhibit 15 in Registrant's Post-Effective Amendment No. 5 (File Nos. 33-86464 and 811-8862) and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of August 31, 1998, there were 1,172 Qualified Contract Owners and 1,100 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI -- Section 1) of the Company provide that:

     The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Not Applicable.

     (b) AGA Brokerage Services, Inc. ("AGA Brokerage") is the principal underwriter for the Contracts. The following persons are the officers and directors of AGA Brokerage.


NAME AND PRINCIPAL                                    POSITION AND OFFICES
BUSINESS ADDRESS*                                       WITH UNDERWRITER
------------------                                    --------------------
Kurt R. Fredland.........................   President, Chief Executive Officer and
                                              Director
Kent W. Lamb.............................   Assistant Treasurer
Beverli J. Lee...........................   Vice President, Chief Compliance Officer,
                                              Chief Legal Officer, Assistant
                                              Secretary and Director
Terry L. Swenson.........................   Director
Patrick E. Grady.........................   Vice President, Chief Financial Officer
                                            and Treasurer
Dwight L. Cramer II......................   Vice President and Secretary
Debra M. Green...........................   Assistant Secretary



     The principal business address is 2929 Allen Parkway, Houston, Texas 77019.


     (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Persons maintaining physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder include Kent
W. Lamb, Vice President -- Financial Reporting of the Company, whose address is 2929 Allen Parkway, Houston, TX 77019. In addition, certain required records are maintained by the third party administrator, Financial Administrative Services, Inc., whose address is 1290 Silas Deane Highway, Wethersfield, CT 06109-4303.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. American General Annuity Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     Representations

     (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a)-(d) of Rule 6c-7 have been complied with.

     (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 28th day of September, 1998.



                                            AGA SEPARATE ACCOUNT A


                                            Registrant



                                            By: AMERICAN GENERAL ANNUITY
                                              INSURANCE COMPANY



                                            By:   /s/ THOMAS L. WEST, JR.


                                              ----------------------------------

                                              Thomas L. West, Jr.



                                            By: AMERICAN GENERAL ANNUITY
                                              INSURANCE COMPANY


                                              Depositor



                                            By:   /s/ THOMAS L. WEST, JR.


                                              ----------------------------------

                                              Thomas L. West, Jr.



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




            /s/ JAMES S. D'AGOSTINO, JR.*              Senior Chairman of the Board and     September 28, 1998
-----------------------------------------------------    Director
              James S. D'Agostino, Jr.

                 /s/ JON P. NEWTON*                    Vice Chairman of the Board and       September 28, 1998
-----------------------------------------------------    Director
                    Jon P. Newton

                /s/ ROBERT M. DEVLIN*                  Director                             September 28, 1998
-----------------------------------------------------
                  Robert M. Devlin

              /s/ THOMAS L. WEST, JR.*                 Chairman and Chief Executive         September 28, 1998
-----------------------------------------------------    Officer
                 Thomas L. West, Jr.

                 /s/ CRAIG R. RODBY*                   Vice Chairman of the Board,          September 28, 1998
-----------------------------------------------------    Director and Chief Financial
                   Craig R. Rodby                        Officer

                  /s/ JOHN A. GRAF*                    President and Director               September 28, 1998
-----------------------------------------------------
                    John A. Graf

                /s/ BRUCE R. ABRAMS*                   Executive Vice President --          September 28, 1998
-----------------------------------------------------    Marketing and Director
                   Bruce R. Abrams

                /s/ MICHAEL G. ATNIP*                  Executive Vice President --          September 28, 1998
-----------------------------------------------------    Administration and Information
                  Michael G. Atnip                       Systems and Director

                 /s/ JOE C. OSBORNE*                   Executive Vice President --          September 28, 1998
-----------------------------------------------------    Marketing and Director
                   Joe C. Osborne

                /s/ PATRICK E. GRADY*                  Senior Vice President, Treasurer     September 28, 1998
-----------------------------------------------------    and Director
                  Patrick E. Grady

                /s/ BRENT C. NELSON*                   Senior Vice President, Controller    September 28, 1998
-----------------------------------------------------    and Director
                   Brent C. Nelson

                /s/ RICHARD W. SCOTT*                  Vice President, Chief Investment     September 28, 1998
-----------------------------------------------------    Officer and Director
                  Richard W. Scott



                                            *By:   /s/ CYNTHIA A. TOLES


                                              ----------------------------------

                                              Cynthia A. Toles, Power of
                                                 Attorney

                                    EXHIBITS
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM N-4
                                      FOR
                             AGA SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                               INDEX TO EXHIBITS


        EXHIBIT
         NUMBER                                  DESCRIPTION                           PAGE
        -------                                  -----------                           ----
           B5            -- Application Form.
           B8            -- (i)    Form of Participation Agreement between American
                            General Annuity Insurance Company and AIM Variable
                           Insurance Funds, Inc.
           B8            -- (ii)   Form of Participation Agreement between American
                            General Annuity Insurance Company and Templeton Variable
                            Product Series Fund and Franklin Templeton Distributors,
                            Inc.
           B8            -- (iii)  Form of Participation Agreement between American
                            General Annuity Insurance Company and Oppenheimer
                            Variable Account Funds and OppenheimerFunds, Inc.
           B9            -- (i)    Written Consent and Opinion of Cynthia A. Toles,
                            Senior Vice President, General Counsel and Secretary.
           B9            -- (ii)   Consent of Counsel
          B10            -- (i)    Consent of Independent Auditors
                         -- (ii)   Consent of Independent Accountants
          B16            -- (i)    Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director James
                            S. D'Agostino, Jr.
                         -- (ii)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director Jon
                            P. Newton.
                         -- (iii)  Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director
                            Robert M. Devlin.
                         -- (iv)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director
                            Thomas L. West, Jr.
                         -- (v)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director Craig
                            R. Rodby.
                         -- (vi)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director John
                            A. Graf.
                         -- (vii)  Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director Bruce
                            R. Abrams.
                         -- (viii) Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director
                            Michael G. Atnip.
                         -- (ix)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director Joe
                            C. Osborne.
                         -- (x)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director
                            Patrick E. Grady.
                         -- (xi)   Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director Brent
                            C. Nelson.
                         -- (xii)  Copy of manually signed powers of attorney for
                            American General Annuity Insurance Company Director
                            Richard W. Scott.